UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Class A, Class M, Class C and Class I Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	15.8
Ginnie Mae guaranteed REMIC pass-thru certificates	2.6
Freddie Mac	2.1
Japan Government	2.1
Fannie Mae	1.5
24.1

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	12.6
Consumer Discretionary	9.8
Energy	8.3
Information Technology	5.3
Materials	4.8

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations*	22.8%
AAA,AA,A	8.2%
BBB	6.1%
BB	20.9%
B	21.2%
CCC,CC,C	5.9%
Not Rated	1.6%
Equities	6.7%
Short-Term Investments and Net Other Assets	6.6%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Preferred Securities	4.4%
Corporate Bonds	35.6%
U.S. Government and U.S. Government Agency Obligations***	22.8%
Foreign Government & Government Agency Obligations	12.4%
Bank Loan Obligations	10.5%
Stocks	6.7%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Foreign investments - 30.6%

 ** Futures and Swaps - 2.1%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$2,010	$1,306
Media - 0.2%
DISH Network Corp. 3.375% 8/15/26		44,250	42,860
TOTAL CONSUMER DISCRETIONARY			44,166
Nonconvertible Bonds - 35.1%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Allison Transmission, Inc. 5% 10/1/24 (c)		7,960	7,831
Delphi Technologies PLC 5% 10/1/25 (c)		7,945	7,578
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		1,968	1,761
Metalsa SA de CV 4.9% 4/24/23 (c)		19,202	18,674
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		2,620	2,477
Tenneco, Inc. 5% 7/15/26		5,815	5,193
			43,514
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		18,205	16,202
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	2,015
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (c)		20,420	21,786
Hotels, Restaurants & Leisure - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		24,505	23,187
Boyd Gaming Corp. 6% 8/15/26 (c)		3,845	3,792
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	4,068
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,791
Churchill Downs, Inc. 4.75% 1/15/28 (c)		5,405	5,000
Eldorado Resorts, Inc. 6% 4/1/25		7,415	7,424
FelCor Lodging LP 6% 6/1/25		7,895	8,092
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		13,655	13,657
8.75% 10/1/25 (c)		14,520	14,915
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		10,820	10,631
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,823
4.875% 4/1/27		5,210	5,028
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		1,815	1,897
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		5,590	5,283
5% 6/1/24 (c)		6,145	6,066
5.25% 6/1/26 (c)		6,145	6,053
LHMC Finco SARL 7.875% 12/20/23 (c)		7,190	7,001
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		5,255	5,465
MCE Finance Ltd. 4.875% 6/6/25 (c)		12,555	11,858
Merlin Entertainments PLC 5.75% 6/15/26 (c)		7,215	7,324
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	4,799
MGM Mirage, Inc. 5.75% 6/15/25		8,985	9,075
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		1,475	1,390
Scientific Games Corp.:
5% 10/15/25 (c)		11,375	10,835
10% 12/1/22		15,725	16,778
Silversea Cruises 7.25% 2/1/25 (c)		3,090	3,338
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	3,955
5.5% 4/15/27 (c)		2,160	2,097
Stars Group Holdings BV 7% 7/15/26 (c)(d)		7,670	7,747
Station Casinos LLC 5% 10/1/25 (c)		7,275	6,839
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		5,135	5,186
7.25% 11/30/21 (c)		13,360	13,794
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,208
Voc Escrow Ltd. 5% 2/15/28 (c)		6,285	5,938
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		16,655	15,572
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		9,405	8,979
5.5% 10/1/27 (c)		15,165	14,483
			294,368
Household Durables - 0.5%
Lennar Corp. 4.75% 11/29/27		7,175	6,706
LGI Homes, Inc. 6.875% 7/15/26 (c)		7,205	7,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		16,005	15,805
7% 7/15/24 (c)		4,630	4,728
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		6,160	6,129
Toll Brothers Finance Corp.:
4.375% 4/15/23		19,494	19,104
5.625% 1/15/24		2,345	2,415
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,347
5.875% 6/15/24		11,770	11,682
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	4,376
6% 9/1/23 (c)		4,385	4,329
			84,808
Internet & Direct Marketing Retail - 0.7%
Netflix, Inc.:
4.375% 11/15/26		7,840	7,385
4.875% 4/15/28 (c)		16,980	16,185
5.375% 2/1/21 (c)		7,430	7,637
5.75% 3/1/24		8,265	8,472
5.875% 2/15/25		19,110	19,603
5.875% 11/15/28 (c)		33,180	33,502
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		19,125	18,790
6% 4/1/23		8,385	8,532
6.375% 5/15/25		1,440	1,467
			121,573
Media - 2.0%
Altice SA 7.625% 2/15/25 (c)		10,775	9,913
Altice U.S. Finance SA 5.5% 5/15/26 (c)		21,885	21,119
Block Communications, Inc. 6.875% 2/15/25 (c)		5,740	5,726
Cablevision SA 6.5% 6/15/21 (c)		4,766	4,735
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		18,170	16,626
5.125% 2/15/23		18,635	18,443
5.125% 5/1/23 (c)		10,230	10,099
5.125% 5/1/27 (c)		30,755	28,717
5.375% 5/1/25 (c)		10,230	9,898
5.5% 5/1/26 (c)		12,355	11,981
5.75% 9/1/23		4,645	4,680
5.75% 1/15/24		8,170	8,190
5.75% 2/15/26 (c)		13,895	13,652
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)		11,900	11,826
7.5% 4/1/28 (c)		17,995	18,215
CSC Holdings LLC 5.375% 2/1/28 (c)		10,295	9,523
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		7,780	7,298
4.875% 4/11/22 (c)		3,540	3,478
5.125% 3/31/27 (c)		2,505	2,327
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(e)		7,710	5,705
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,980
8.5% 7/15/29		6,265	6,735
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		2,640	2,673
Livent, Inc. 9.375% 10/15/04 (e)(f)		300	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		17,176	16,919
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		4,490	4,412
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,489
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		4,550	4,453
5% 8/1/27 (c)		7,300	6,807
5.375% 4/15/25 (c)		8,845	8,723
5.375% 7/15/26 (c)		7,940	7,642
Tegna, Inc. 5.5% 9/15/24 (c)		6,150	6,150
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		22,130	21,588
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,107
VTR Finance BV 6.875% 1/15/24 (c)		11,640	11,695
WMG Acquisition Corp. 5.625% 4/15/22 (c)		1,633	1,670
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		825	771
6% 1/15/27 (c)		7,930	7,325
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		15,855	14,810
			371,100
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,856
Sonic Automotive, Inc.:
5% 5/15/23		1,485	1,418
6.125% 3/15/27		3,700	3,497
			10,771
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (c)		2,035	1,877
TOTAL CONSUMER DISCRETIONARY			968,014
CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,295	1,289
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (c)		25,300	23,561
Minerva Luxembourg SA 6.5% 9/20/26 (c)		4,515	4,137
			27,698
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,569
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	6,120
5.15% 3/15/34		7,265	6,738
5.375% 3/15/44		7,275	6,420
JBS Investments GmbH:
7.25% 4/3/24 (c)		27,930	27,051
7.75% 10/28/20 (c)		6,625	6,741
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		14,440	13,429
5.875% 7/15/24 (c)		4,435	4,235
6.75% 2/15/28 (c)		10,725	10,132
7.25% 6/1/21 (c)		2,630	2,656
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		5,230	5,086
4.875% 11/1/26 (c)		5,285	5,140
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		12,675	12,168
5.875% 9/30/27 (c)		4,230	3,923
Post Holdings, Inc.:
5% 8/15/26 (c)		12,030	11,218
5.5% 3/1/25 (c)		6,385	6,233
5.75% 3/1/27 (c)		4,885	4,714
TreeHouse Foods, Inc. 4.875% 3/15/22		3,135	3,139
			144,712
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		5,285	5,193
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		8,445	8,339
			13,532
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,599
Tobacco - 0.1%
BAT International Finance PLC 2.25% 1/16/30	EUR	20,138	23,413
TOTAL CONSUMER STAPLES			213,243
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Borets Finance DAC 6.5% 4/7/22 (c)		3,625	3,607
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		7,195	7,222
Ensco PLC:
4.5% 10/1/24		8,597	7,082
5.2% 3/15/25		5,325	4,420
5.75% 10/1/44		7,690	5,431
7.75% 2/1/26		7,920	7,482
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,450
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	6,029
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	10,923
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		5,877	4,378
Jonah Energy LLC 7.25% 10/15/25 (c)		7,585	6,125
Noble Holding International Ltd.:
6.2% 8/1/40		3,010	2,167
7.875% 2/1/26 (c)		14,040	14,461
7.95% 4/1/25 (b)		6,740	6,268
8.95% 4/1/45 (b)		1,500	1,369
SESI LLC 7.75% 9/15/24		4,340	4,454
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		7,125	7,682
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	5,021
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		6,070	5,397
Transocean Guardian Ltd. 5.875% 1/15/24 (c)(d)		10,290	10,264
Transocean, Inc.:
7.5% 1/15/26 (c)		7,620	7,739
9% 7/15/23 (c)		15,685	16,881
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		3,045	2,931
Unit Corp. 6.625% 5/15/21		1,660	1,656
Weatherford International, Inc. 9.875% 3/1/25 (c)		9,000	9,045
			161,484
Oil, Gas & Consumable Fuels - 5.3%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		12,505	13,818
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		3,090	3,113
Antero Resources Corp.:
5.125% 12/1/22		570	571
5.625% 6/1/23 (Reg. S)		7,956	8,055
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	4,015
California Resources Corp. 8% 12/15/22 (c)		3,550	3,222
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,891
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	5,462
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	7,420
5.875% 3/31/25		4,590	4,774
7% 6/30/24		9,150	9,974
Chesapeake Energy Corp.:
8% 12/15/22 (c)		10,988	11,534
8% 1/15/25		4,005	4,079
Citgo Holding, Inc. 10.75% 2/15/20 (c)		38,393	40,841
CNX Midstream Partners LP 6.5% 3/15/26 (c)		3,935	3,827
Concho Resources, Inc. 4.375% 1/15/25		7,710	7,743
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(g)		1,820	1,821
6.5% 5/15/26 (c)		7,215	7,143
6.875% 6/15/25 (c)		3,640	3,736
Continental Resources, Inc. 4.375% 1/15/28		9,010	8,957
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		5,550	5,543
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	18,401
Denbury Resources, Inc.:
4.625% 7/15/23		9,115	7,956
5.5% 5/1/22		23,895	21,983
6.375% 8/15/21		13,425	12,854
9% 5/15/21 (c)		28,815	30,463
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,367
5.375% 5/31/25		3,090	3,090
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		11,115	11,433
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		3,070	2,978
5.75% 1/30/28 (c)		3,090	3,013
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,065
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,534
4.4% 4/1/24		5,980	5,750
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		24,055	24,596
8% 11/29/24 (c)		4,310	4,353
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		4,315	4,520
Frontera Energy Corp. 9.7% 6/25/23 (c)		4,905	4,862
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	5,094
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		5,803	5,831
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	1,921
7% 6/15/23		8,125	8,064
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		2,615	2,455
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		9,140	9,117
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		7,550	7,324
5.75% 10/1/25 (c)		8,135	8,115
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		4,995	5,045
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		8,240	7,972
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		9,120	8,935
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		5,235	2,133
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (c)		3,445	3,445
6.375% 10/24/48 (c)		1,795	1,813
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		15,172	15,419
7.875% 8/1/21 (c)		10,115	10,279
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,583
Newfield Exploration Co.:
5.375% 1/1/26		6,813	6,966
5.625% 7/1/24		1,375	1,449
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		7,455	7,045
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		1,800	1,782
4.875% 8/15/27 (c)		1,800	1,778
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		20,945	19,877
Pan American Energy LLC 7.875% 5/7/21 (c)		11,525	11,831
Parsley Energy LLC/Parsley:
5.25% 8/15/25(c)		4,560	4,480
5.625% 10/15/27 (c)		3,480	3,454
6.25% 6/1/24 (c)		5,070	5,260
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	21,386
7.25% 6/15/25		13,580	14,276
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,163
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,530
Pemex Project Funding Master Trust:
6.625% 6/15/35		19,005	18,577
8.625% 12/1/23 (b)		930	1,060
Petrobras Energia SA 7.375% 7/21/23 (c)		7,185	6,854
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		5,307	4,824
6.125% 1/17/22		7,465	7,592
6.25% 3/17/24		6,500	6,445
8.75% 5/23/26		32,925	35,641
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,383	1,251
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		4,625	1,064
6% 5/16/24 (c)(e)		6,665	1,404
6% 11/15/26 (c)(e)		10,480	2,201
12.75% 2/17/22 (c)(e)		1,010	260
Petroleos Mexicanos:
4.625% 9/21/23		1,230	1,213
4.875% 1/18/24		1,285	1,269
5.5% 1/21/21		2,230	2,296
6.375% 1/23/45		9,705	8,938
6.5% 6/2/41		30,735	28,903
6.625% (c)(h)		8,488	7,999
6.75% 9/21/47		18,719	17,792
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		1,245	1,281
PT Pertamina Persero 6.5% 5/27/41 (c)		1,955	2,057
QEP Resources, Inc. 5.25% 5/1/23		11,035	10,787
Range Resources Corp. 5% 3/15/23		16,915	16,433
RSP Permian, Inc.:
5.25% 1/15/25		2,620	2,801
6.625% 10/1/22		3,430	3,604
Sabine Pass Liquefaction LLC:
5% 3/15/27		11,900	12,089
5.875% 6/30/26		11,930	12,791
SemGroup Corp.:
6.375% 3/15/25		3,700	3,515
7.25% 3/15/26		6,750	6,615
SM Energy Co.:
5.625% 6/1/25		3,965	3,826
6.75% 9/15/26		3,175	3,183
Southern Star Central Corp. 5.125% 7/15/22 (c)		4,930	4,918
Southwestern Energy Co.:
4.1% 3/15/22		11,980	11,441
7.5% 4/1/26		5,460	5,651
7.75% 10/1/27		4,900	5,072
SRC Energy, Inc. 6.25% 12/1/25 (c)		4,370	4,365
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		5,390	5,174
5.5% 2/15/26 (c)		6,865	6,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (c)		7,200	6,696
5.125% 2/1/25		1,885	1,861
5.375% 2/1/27		1,885	1,828
5.875% 4/15/26 (c)		10,820	10,901
Teekay Corp. 8.5% 1/15/20		14,855	15,301
Teine Energy Ltd. 6.875% 9/30/22 (c)		8,820	8,908
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,115
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,400
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		12,505	11,442
Tullow Oil PLC 7% 3/1/25 (c)		3,280	3,109
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		5,480	4,151
7.125% 4/15/25 (c)		3,655	2,568
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		4,965	5,120
WPX Energy, Inc.:
5.25% 9/15/24		6,080	5,981
5.75% 6/1/26		5,410	5,435
6% 1/15/22		12,461	12,959
YPF SA:
7% 12/15/47 (c)		8,650	6,531
8.5% 3/23/21 (c)		5,140	5,225
8.75% 4/4/24 (c)		21,345	21,027
			966,828
TOTAL ENERGY			1,128,312
FINANCIALS - 8.0%
Banks - 2.6%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		5,343	5,216
10.5% 10/19/21 (c)		1,125	1,166
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		3,780	3,414
Banco de Bogota SA 6.25% 5/12/26 (c)		3,475	3,547
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		5,735	5,764
Banco Do Brasil SA:
4.625% 1/15/25 (c)		3,280	3,022
4.875% 4/19/23 (c)		3,280	3,141
Banco Hipotecario SA 9.75% 11/30/20 (c)		21,595	22,271
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,795	12,898
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		4,585	4,033
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	6,150	8,467
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	20,700	23,102
BBVA Bancomer SA 7.25% 4/22/20 (c)		5,550	5,800
Biz Finance PLC 9.625% 4/27/22 (c)		2,025	2,025
BTA Bank JSC 5.5% 12/21/22 (c)		2,640	2,632
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	24,500	28,975
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		5,660	4,604
CIT Group, Inc.:
5% 8/15/22		12,707	12,850
5.375% 5/15/20		587	602
Citigroup, Inc. 1.625% 3/21/28 (Reg. S)	EUR	19,250	22,326
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	266,300	3,692
Fidelity Bank PLC 10.5% 10/16/22 (c)		6,000	5,877
HBOS PLC 4.5% 3/18/30 (b)	EUR	16,290	21,447
ING Groep NV 2% 3/22/30 (b)	EUR	32,800	37,585
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	4,850	5,728
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		6,095	6,034
5.5% 8/6/22 (c)		5,655	5,726
JSC BGEO Group 6% 7/26/23 (c)		9,870	9,819
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	38,000	43,216
PSB Finance SA 5.25% 10/19/19		3,875	3,526
Royal Bank of Scotland Group PLC 3.625% 3/25/24 (Reg. S) (b)	EUR	10,000	11,897
SB Capital SA 5.5% 2/26/24 (b)(c)		5,010	5,013
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		8,073	8,490
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		4,255	3,726
6.25% 4/20/21 (c)		1,650	1,646
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (c)		3,085	2,855
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		2,045	2,032
5.5% 4/21/22 (c)		5,015	4,614
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		3,320	2,967
6.875% 2/3/25 (Reg. S) (b)		10,595	9,442
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	46,090	62,190
Zenith Bank PLC:
6.25% 4/22/19 (c)		20,150	20,160
7.375% 5/30/22 (c)		13,395	13,289
			466,826
Capital Markets - 0.4%
AssuredPartners, Inc. 7% 8/15/25 (c)		2,930	2,820
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		11,970	12,748
Goldman Sachs Group, Inc. 2% 3/22/28	EUR	15,350	18,241
JAB Holdings BV 2.5% 6/25/29	EUR	23,400	27,495
MSCI, Inc.:
5.25% 11/15/24 (c)		5,165	5,217
5.75% 8/15/25 (c)		5,060	5,212
			71,733
Consumer Finance - 2.1%
Ally Financial, Inc.:
4.125% 2/13/22		16,620	16,324
4.625% 3/30/25		12,530	12,342
5.125% 9/30/24		39,666	40,360
8% 11/1/31		155,842	185,452
8% 11/1/31		16,761	19,862
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		6,120	6,166
Navient Corp.:
5.875% 10/25/24		20,960	20,253
6.5% 6/15/22		5,655	5,797
7.25% 9/25/23		3,440	3,603
SLM Corp.:
5.5% 1/25/23		29,395	28,881
6.125% 3/25/24		10,325	10,196
7.25% 1/25/22		22,745	23,797
Springleaf Financial Corp. 6.875% 3/15/25		13,600	13,498
			386,531
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		14,000	12,294
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		8,400	6,720
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		2,775	2,772
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		4,800	5,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		33,705	33,747
6% 8/1/20		13,675	13,846
6.25% 2/1/22		12,145	12,388
6.375% 12/15/25		32,405	32,446
6.75% 2/1/24		6,490	6,539
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		4,875	4,936
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		5,220	5,090
5% 1/15/28 (c)		5,270	4,980
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		6,940	6,695
Sistema International Funding SA 6.95% 5/17/19 (c)		12,380	12,223
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		21,015	23,340
Sparc Em Spc 0% 12/5/22 (c)		870	778
TMK Capital SA 6.75% 4/3/20 (Reg. S)		4,375	4,417
Valvoline, Inc. 5.5% 7/15/24		2,920	2,949
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		6,205	5,926
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		11,000	10,670
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	19,800	24,839
			232,599
Insurance - 1.3%
ACE INA Holdings, Inc.:
1.55% 3/15/28	EUR	16,050	18,592
2.5% 3/15/38	EUR	8,000	9,402
Acrisure LLC 7% 11/15/25 (c)		10,530	9,582
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		20,060	20,709
AmWINS Group, Inc. 7.75% 7/1/26 (c)		3,600	3,654
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	35,900	48,916
Aviva PLC 6.125% 7/5/43 (b)	EUR	8,300	11,444
AXA SA 3.25% 5/28/49 (b)	EUR	17,600	19,719
Centene Escrow Corp. 5.375% 6/1/26 (c)		18,035	18,272
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	34,800	36,624
HUB International Ltd. 7% 5/1/26 (c)		6,980	6,893
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	17,700	21,580
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		7,305	7,268
			232,655
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		6,855	6,581
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	45,455	52,102
TOTAL FINANCIALS			1,449,027
HEALTH CARE - 2.7%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		4,245	4,502
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		3,995	4,065
Hologic, Inc.:
4.375% 10/15/25 (c)		3,700	3,534
4.625% 2/1/28 (c)		2,505	2,355
Teleflex, Inc. 4.625% 11/15/27		2,930	2,766
			12,720
Health Care Providers & Services - 1.6%
Community Health Systems, Inc.:
6.875% 2/1/22		27,337	13,942
8.125% 6/30/24 (c)		26,077	21,546
8.625% 1/15/24 (c)		18,010	18,057
11% 6/30/23 (c)(i)		3,420	3,082
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	11,302
5.25% 4/15/25		25,000	25,000
5.25% 6/15/26		9,875	9,808
5.375% 2/1/25		16,315	16,065
5.875% 3/15/22		10,760	11,217
5.875% 5/1/23		13,255	13,752
5.875% 2/15/26		20,110	20,286
7.5% 2/15/22		22,305	24,257
HealthSouth Corp. 5.75% 11/1/24		17,225	17,235
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		4,280	4,387
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		24,195	24,951
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		6,300	6,363
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,390	1,239
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,573
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		3,640	3,448
6.875% 11/15/31		21,360	19,438
7.5% 1/1/22 (c)		4,490	4,670
THC Escrow Corp. III 5.125% 5/1/25 (c)		3,640	3,460
Vizient, Inc. 10.375% 3/1/24 (c)		8,645	9,531
Wellcare Health Plans, Inc. 5.25% 4/1/25		5,705	5,676
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		3,635	3,471
			296,756
Pharmaceuticals - 1.0%
Bayer AG 2.125% 12/15/29 (Reg. S)	EUR	23,500	27,805
Catalent Pharma Solutions 4.875% 1/15/26 (c)		2,365	2,271
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		2,805	2,938
NVA Holdings, Inc. 6.875% 4/1/26 (c)		3,860	3,836
Teva Pharmaceutical Finance Co. BV 3.65% 11/10/21		1,950	1,867
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710	8,341
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685	3,552
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		42,825	42,204
5.875% 5/15/23 (c)		30,835	28,966
6.5% 3/15/22 (c)		7,395	7,654
7% 3/15/24 (c)		11,095	11,605
8.5% 1/31/27 (c)		7,200	7,308
9% 12/15/25 (c)		28,010	29,060
			177,407
TOTAL HEALTH CARE			491,385
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		2,610	2,620
BWX Technologies, Inc. 5.375% 7/15/26 (c)		4,990	5,052
DAE Funding LLC:
4% 8/1/20 (c)		4,185	4,138
4.5% 8/1/22 (c)		5,230	5,073
5% 8/1/24 (c)		7,200	6,916
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		7,455	7,711
KLX, Inc. 5.875% 12/1/22 (c)		21,280	22,105
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		21,085	21,375
TransDigm, Inc.:
6.375% 6/15/26		23,460	23,284
6.5% 5/15/25		9,710	9,819
			108,093
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		12,630	12,756
XPO Logistics, Inc. 6.125% 9/1/23 (c)		6,235	6,366
			19,122
Airlines - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		2,094	2,134
Allegiant Travel Co. 5.5% 7/15/19		2,440	2,452
Azul Investments LLP 5.875% 10/26/24 (c)		3,505	2,970
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		417	432
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		3,170	3,483
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,578	3,586
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,877	6,545
Series 2012-2 Class B, 6.75% 6/3/21		2,594	2,736
Series 2013-1 Class B, 5.375% 11/15/21		3,393	3,469
			27,807
Building Products - 0.1%
Jeld-Wen, Inc.:
4.625% 12/15/25 (c)		1,510	1,438
4.875% 12/15/27 (c)		1,510	1,404
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		2,605	2,608
6.125% 4/1/25 (c)		2,605	2,592
USG Corp. 4.875% 6/1/27 (c)		930	951
			8,993
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		6,910	6,875
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		1,275	1,291
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		2,830	2,681
Covanta Holding Corp.:
5.875% 3/1/24		5,895	5,807
5.875% 7/1/25		1,995	1,925
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		12,195	11,951
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		6,210	5,931
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		6,490	6,636
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		2,315	2,246
Tervita Escrow Corp. 7.625% 12/1/21 (c)		3,225	3,290
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,660
			55,293
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		7,490	7,059
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		14,155	15,060
Cementos Progreso Trust 7.125% 11/6/23 (c)		5,005	5,155
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		18,549	6,399
5.25% 6/27/29 (c)		6,800	2,312
7.125% 6/26/42 (c)		16,424	5,748
			41,733
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		8,215	8,277
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		2,850	2,875
Machinery - 0.1%
U.S.A. Compression Partners LP 6.875% 4/1/26 (c)		2,590	2,681
Xerium Technologies, Inc. 9.5% 8/15/21		12,035	12,697
			15,378
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		2,000	1,635
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		7,680	7,430
			9,065
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		3,175	3,028
4.75% 2/15/25 (c)		5,820	5,762
			8,790
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		2,840	2,981
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		4,510	4,538
5.5% 2/15/22		8,035	8,243
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		8,175	8,367
Avantor, Inc. 6% 10/1/24 (c)		7,285	7,206
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,339
United Rentals North America, Inc. 5.5% 5/15/27		4,980	4,831
			38,524
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		5,890	5,651
TOTAL INDUSTRIALS			352,582
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		21,050	21,313
8.625% 5/6/19 (Reg. S)		200	203
Commscope Technologies LLC 5% 3/15/27 (c)		7,930	7,464
			28,980
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		17,350	20,755
TTM Technologies, Inc. 5.625% 10/1/25 (c)		2,440	2,379
			23,134
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		15,325	16,551
Camelot Finance SA 7.875% 10/15/24 (c)		3,540	3,549
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	1,985
5.375% 3/15/27		1,700	1,687
GTT Communications, Inc. 7.875% 12/31/24 (c)		3,670	3,633
			27,405
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	3,910
Gartner, Inc. 5.125% 4/1/25 (c)		3,685	3,667
			7,577
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		9,030	9,165
4.625% 6/1/23 (c)		7,325	7,389
Qorvo, Inc. 7% 12/1/25		17,979	19,327
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		7,880	8,195
Versum Materials, Inc. 5.5% 9/30/24 (c)		4,105	4,162
			48,238
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		2,480	2,502
CDK Global, Inc. 5.875% 6/15/26		2,670	2,727
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		13,310	13,974
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		2,820	2,904
Open Text Corp. 5.875% 6/1/26 (c)		6,000	6,120
Parametric Technology Corp. 6% 5/15/24		2,430	2,527
Symantec Corp. 5% 4/15/25 (c)		6,360	6,160
			36,914
TOTAL INFORMATION TECHNOLOGY			172,248
MATERIALS - 3.5%
Chemicals - 1.1%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		4,935	5,059
Hexion, Inc. 10.375% 2/1/22 (c)		2,845	2,788
LSB Industries, Inc. 9.625% 5/1/23 (c)		3,600	3,627
Momentive Performance Materials, Inc.:
3.88% 10/24/21		81,725	85,811
4.69% 4/24/22		26,320	28,097
10% 10/15/20 (e)(f)		26,320	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(f)		81,725	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		9,095	8,640
5.25% 6/1/27 (c)		7,795	7,264
OCI NV 6.625% 4/15/23 (c)		3,185	3,235
OCP SA 5.625% 4/25/24 (c)		2,410	2,463
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		6,370	5,788
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		10,955	10,709
6.5% 2/1/22 (c)		7,875	8,013
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		5,880	5,983
The Chemours Co. LLC 5.375% 5/15/27		3,005	2,907
TPC Group, Inc. 8.75% 12/15/20 (c)		13,585	13,449
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,569
			195,402
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (c)		3,850	3,898
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		7,550	8,180
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	6,944	8,191
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		3,060	2,876
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,885
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		4,730	4,842
			31,872
Containers & Packaging - 0.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		4,205	4,279
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		7,975	7,885
6% 6/30/21 (c)		2,530	2,558
6% 2/15/25 (c)		12,600	12,269
7.25% 5/15/24 (c)		14,245	14,815
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,858
7.5% 12/15/96		7,695	7,714
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		3,410	3,282
Mondi Finance PLC 1.625% 4/27/26 (Reg. S)	EUR	15,650	18,331
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		2,090	1,923
Sealed Air Corp. 5.25% 4/1/23 (c)		4,710	4,804
			95,718
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		2,110	2,123
6.75% 9/30/24 (c)		5,350	5,642
7% 9/30/26 (c)		4,430	4,696
Aleris International, Inc. 6% 6/1/20 (c)(f)		63	63
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	23,125	26,502
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		5,655	5,811
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		7,215	6,962
5.75% 3/1/25		7,280	6,898
Commercial Metals Co. 5.75% 4/15/26 (c)		5,405	5,216
Constellium NV 5.875% 2/15/26 (c)		2,955	2,852
CSN Islands XI Corp. 6.875% 9/21/19 (c)		11,845	11,697
CSN Resources SA 6.5% 7/21/20 (c)		11,570	10,775
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		4,450	4,740
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		2,405	2,476
10.375% 4/7/19 (c)		581	598
10.375% 4/7/19 (Reg. S)		1,658	1,707
10.375% 4/7/19 (Reg. S)		2,243	2,309
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		5,405	5,216
6.875% 3/1/26 (c)		5,405	5,175
7% 2/15/21 (c)		9,510	9,605
7.25% 5/15/22 (c)		5,575	5,631
7.25% 4/1/23 (c)		15,225	15,225
7.5% 4/1/25 (c)		9,215	9,094
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		4,780	4,613
5.125% 3/15/23 (c)		7,615	7,387
5.125% 5/15/24 (c)		5,885	5,598
Freeport-McMoRan, Inc.:
3.55% 3/1/22		4,000	3,800
3.875% 3/15/23		11,995	11,335
5.4% 11/14/34		3,770	3,421
5.45% 3/15/43		24,675	21,645
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		6,372	6,355
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		2,770	2,790
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		5,225	5,721
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		4,505	4,956
Lundin Mining Corp. 7.875% 11/1/22 (c)		400	419
Metinvest BV 7.75% 4/23/23 (c)		25,095	23,564
Murray Energy Corp. 11.25% 4/15/21 (c)		7,965	4,699
Polyus Finance PLC 5.25% 2/7/23 (c)		8,990	8,771
Stillwater Mining Co.:
6.125% 6/27/22 (c)		10,830	9,649
7.125% 6/27/25 (c)		4,755	4,167
United States Steel Corp. 6.25% 3/15/26		7,180	7,081
Vedanta Resources PLC:
6.375% 7/30/22 (c)		10,780	10,268
8.25% 6/7/21 (c)		6,340	6,625
VM Holding SA 5.375% 5/4/27 (c)		1,605	1,557
			305,434
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,358
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(e)(f)(g)		4,230	0
11.375% 12/31/2014 (e)(f)		8,220	0
			1,358
TOTAL MATERIALS			629,784
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		5,725	5,711
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		12,160	11,613
5.25% 8/1/26		4,810	4,714
6.375% 3/1/24		2,335	2,446
			24,484
Real Estate Management & Development - 0.5%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	13,400	15,738
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	22,071
Howard Hughes Corp. 5.375% 3/15/25 (c)		7,940	7,791
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		30	31
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		7,985	8,021
Mattamy Group Corp. 6.875% 12/15/23 (c)		5,775	5,854
Shimao Property Holdings Ltd. 4.75% 7/3/22		7,520	7,162
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		13,665	13,665
			80,333
TOTAL REAL ESTATE			104,817
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 3.15% 9/4/36	EUR	21,550	25,197
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		6,675	6,325
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		2,835	2,718
Citizens Communications Co.:
7.875% 1/15/27		7,400	4,311
9% 8/15/31		7,200	4,716
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		3,629	3,605
Frontier Communications Corp. 8.5% 4/1/26 (c)		18,610	17,959
GCI, Inc. 6.875% 4/15/25		8,000	8,282
GTH Finance BV:
6.25% 4/26/20 (c)		3,265	3,324
7.25% 4/26/23 (c)		15,025	15,551
Lynx II Corp. 6.375% 4/15/23 (c)		3,375	3,375
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		3,445	3,380
Sable International Finance Ltd. 6.875% 8/1/22 (c)		36,005	37,074
SFR Group SA:
6.25% 5/15/24 (c)		34,670	33,673
7.375% 5/1/26 (c)		60,100	58,760
Sprint Capital Corp.:
6.875% 11/15/28		17,187	16,500
8.75% 3/15/32		23,773	25,437
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		7,090	7,232
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		14,400	13,104
U.S. West Communications:
6.875% 9/15/33		4,080	3,826
7.25% 9/15/25		955	1,020
7.25% 10/15/35		2,660	2,593
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		8,745	8,309
Verizon Communications, Inc. 2.875% 1/15/38	EUR	11,650	13,366
Virgin Media Finance PLC 4.875% 2/15/22		10,085	9,593
			329,230
Wireless Telecommunication Services - 1.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	69,100	3,181
Comcel Trust 6.875% 2/6/24 (c)		9,890	10,135
Digicel Group Ltd.:
6% 4/15/21 (c)		1,615	1,464
6.75% 3/1/23 (c)		2,760	2,291
Intelsat Jackson Holdings SA:
5.5% 8/1/23		16,050	14,400
9.75% 7/15/25 (c)		9,165	9,669
Millicom International Cellular SA 6% 3/15/25 (c)		13,305	13,388
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,670	2,673
MTS International Funding Ltd. 5% 5/30/23 (c)		2,625	2,561
Sprint Communications, Inc. 6% 11/15/22		21,320	21,133
Sprint Corp.:
7.125% 6/15/24		40,417	40,805
7.625% 2/15/25		22,495	23,057
7.625% 3/1/26		14,410	14,680
7.875% 9/15/23		20,450	21,204
T-Mobile U.S.A., Inc.:
6% 4/15/24		11,990	12,410
6.375% 3/1/25		36,809	38,105
6.5% 1/15/24		33,658	35,173
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650	5,521
			271,850
TOTAL TELECOMMUNICATION SERVICES			601,080
UTILITIES - 1.3%
Electric Utilities - 0.1%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	15,575	17,143
InterGen NV 7% 6/30/23 (c)		3,275	3,226
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450	2,946
Pampa Holding SA 7.5% 1/24/27 (c)		3,500	3,150
			26,465
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	18,127
8% 3/1/32		9,400	12,141
			30,268
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 5.25% 6/1/26 (c)		7,205	6,791
Dynegy, Inc.:
7.375% 11/1/22		25,100	26,230
7.625% 11/1/24		28,585	30,479
8% 1/15/25 (c)		13,465	14,454
8.125% 1/30/26 (c)		14,540	15,794
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,825	4,644
4.5% 9/15/27 (c)		3,355	3,137
NRG Energy, Inc.:
5.75% 1/15/28 (c)		20,240	19,886
6.625% 1/15/27		15,685	16,116
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		3,540	3,531
Talen Energy Supply LLC:
6.5% 6/1/25		6,465	4,930
10.5% 1/15/26 (c)		5,040	4,492
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		3,700	3,571
5% 1/31/28 (c)		3,715	3,520
6.625% 6/15/25 (b)(c)		5,560	5,921
The AES Corp.:
4% 3/15/21		5,405	5,378
4.5% 3/15/23		5,405	5,358
			174,232
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	5,300	9,014
TOTAL UTILITIES			239,979

TOTAL NONCONVERTIBLE BONDS			6,350,471

TOTAL CORPORATE BONDS
(Cost $6,388,873)			6,394,637

U.S. Government and Government Agency Obligations - 16.2%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,659
5.375% 4/1/56		3,503	4,712

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,371

U.S. Treasury Obligations - 15.8%
U.S. Treasury Bonds:
stripped coupon 2/15/34		23,270	14,564
2.5% 2/15/46		30,522	27,721
2.75% 8/15/47 (j)		131,363	125,221
2.75% 11/15/47		33,000	31,454
2.875% 8/15/45		49,759	48,717
3% 11/15/44		5,258	5,272
3% 11/15/45		1,000	1,003
3% 5/15/47		20,500	20,538
3% 2/15/48		25,374	25,433
3.125% 5/15/48		29,594	30,388
3.625% 2/15/44 (k)(l)		137,690	153,438
4.25% 5/15/39		68,800	82,909
4.75% 2/15/37 (k)		53,495	67,744
5.25% 2/15/29 (k)		21,406	26,051
6.125% 8/15/29 (k)(l)		60,923	79,685
7.5% 11/15/24		5,690	7,249
7.875% 2/15/21		12,150	13,765
8.125% 5/15/21		9,286	10,689
U.S. Treasury Notes:
1.125% 9/30/21		90,448	86,169
1.25% 5/31/19		2,000	1,981
1.375% 2/29/20		10,262	10,072
1.375% 4/30/20		65,349	64,011
1.375% 1/31/21		3,000	2,908
1.375% 8/31/23		11,000	10,272
1.5% 10/31/19		33,632	33,214
1.5% 4/15/20		64,333	63,190
1.5% 7/15/20		90,138	88,272
1.5% 8/15/26		4,276	3,861
1.625% 6/30/20		1,783	1,751
1.625% 8/31/22		27,162	26,007
1.625% 5/31/23		19,717	18,713
1.75% 12/31/20		1,389	1,361
1.75% 5/31/22		38,000	36,663
1.75% 6/30/22 (j)		69,894	67,374
1.875% 1/31/22		32,728	31,831
1.875% 3/31/22		215,812	209,582
1.875% 7/31/22		63,433	61,394
1.875% 9/30/22		19,000	18,364
2% 1/31/20		8,000	7,940
2% 9/30/20		128,380	126,770
2% 1/15/21		41,007	40,403
2% 12/31/21		135,102	132,078
2% 7/31/22		3,557	3,460
2% 10/31/22		53,500	51,937
2% 8/15/25		10,027	9,496
2% 11/15/26		83,388	78,121
2.125% 6/30/21		21,000	20,695
2.125% 7/31/24		161,361	155,285
2.125% 5/15/25		17,843	17,071
2.25% 2/29/20		25,500	25,394
2.25% 7/31/21		102,019	100,859
2.25% 12/31/24		103,948	100,501
2.25% 2/15/27		12,502	11,927
2.25% 8/15/27		28,284	26,912
2.25% 11/15/27		18,544	17,621
2.375% 4/15/21		74,550	74,067
2.375% 5/15/27		13,745	13,232
2.5% 3/31/23		44,950	44,486
2.625% 5/15/21		10,000	10,000
2.75% 4/30/23		46,020	46,051
2.75% 5/31/23		36,000	36,032
2.75% 2/15/28		830	823
2.875% 4/30/25		93,955	94,304
2.875% 5/15/28		7,980	7,992
3.625% 8/15/19		4,982	5,049

TOTAL U.S. TREASURY OBLIGATIONS			2,867,337

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.2727% 12/7/20 (NCUA Guaranteed) (b)(g)		1,823	1,826
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.3727% 1/8/20 (NCUA Guaranteed) (b)(g)		3,614	3,621
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		48,700	49,622

TOTAL OTHER GOVERNMENT RELATED			55,069

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,985,063)			2,929,777

U.S. Government Agency - Mortgage Securities - 3.4%
Fannie Mae - 1.8%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(g)		30	31
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(g)		27	27
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(g)		141	144
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(g)		36	37
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(g)		46	48
12 month U.S. LIBOR + 1.617% 3.514% 3/1/33 (b)(g)		99	103
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(g)		59	62
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(g)		94	97
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (b)(g)		345	356
12 month U.S. LIBOR + 1.728% 3.672% 11/1/36 (b)(g)		32	33
12 month U.S. LIBOR + 1.745% 3.636% 7/1/35 (b)(g)		139	145
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (b)(g)		370	381
12 month U.S. LIBOR + 1.800% 2.732% 1/1/42 (b)(g)		1,126	1,172
12 month U.S. LIBOR + 1.800% 3.583% 7/1/41 (b)(g)		298	309
12 month U.S. LIBOR + 1.818% 2.686% 2/1/42 (b)(g)		1,530	1,591
12 month U.S. LIBOR + 1.818% 3.046% 9/1/41 (b)(g)		166	172
12 month U.S. LIBOR + 1.818% 3.539% 7/1/41 (b)(g)		242	255
12 month U.S. LIBOR + 1.830% 3.361% 10/1/41 (b)(g)		141	146
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(g)		17	18
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (b)(g)		280	296
12 month U.S. LIBOR + 2.176% 4.193% 8/1/35 (b)(g)		269	279
6 month U.S. LIBOR + 1.550% 3.403% 9/1/33 (b)(g)		432	444
6 month U.S. LIBOR + 1.550% 3.818% 11/1/35 (b)(g)		204	208
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (b)(g)		19	20
3% 11/1/46 to 5/1/48		21,673	21,004
3.5% 7/1/32 to 3/1/48		22,825	22,939
3.5% 7/1/48 (d)		9,350	9,304
4% 7/1/48 (d)		28,331	28,882
4% 7/1/48 (d)		26,769	27,289
4.5% 11/1/25 to 6/1/41		4,898	5,109
4.5% 7/1/48 (d)		80,850	84,180
4.5% 8/1/48 (d)		80,850	84,041
5% 2/1/22 to 5/1/22		17	18
5.5% 12/1/39 to 5/1/44		27,411	29,866
6% 1/1/34 to 6/1/36		3,188	3,531
6.5% 2/1/22 to 8/1/36		4,835	5,395
7.5% 1/1/28		25	28

TOTAL FANNIE MAE			327,960

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(g)		75	77
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(g)		30	31
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		63	65
12 month U.S. LIBOR + 1.754% 3.086% 9/1/41 (b)(g)		1,613	1,662
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(g)		65	68
12 month U.S. LIBOR + 1.874% 3.712% 10/1/42 (b)(g)		903	943
12 month U.S. LIBOR + 1.877% 4.21% 4/1/41 (b)(g)		135	139
12 month U.S. LIBOR + 1.880% 3.056% 10/1/41 (b)(g)		1,173	1,224
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (b)(g)		180	185
12 month U.S. LIBOR + 1.910% 3.331% 6/1/41 (b)(g)		169	178
12 month U.S. LIBOR + 1.910% 3.894% 6/1/41 (b)(g)		240	252
12 month U.S. LIBOR + 1.910% 4.365% 5/1/41 (b)(g)		265	275
12 month U.S. LIBOR + 1.910% 4.479% 5/1/41 (b)(g)		173	183
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(g)		107	114
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(g)		69	70
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (b)(g)		73	75
6 month U.S. LIBOR + 1.685% 3.865% 1/1/37 (b)(g)		341	351
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(g)		96	99
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (b)(g)		26	26
6 month U.S. LIBOR + 1.932% 3.84% 10/1/36 (b)(g)		313	325
6 month U.S. LIBOR + 1.976% 4.073% 10/1/35 (b)(g)		215	224
6 month U.S. LIBOR + 2.010% 4.174% 5/1/37 (b)(g)		371	382
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (b)(g)		268	280
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(g)		109	114
6 month U.S. LIBOR + 2.066% 4.336% 6/1/37 (b)(g)		71	74
6 month U.S. LIBOR + 2.755% 4.845% 10/1/35 (b)(g)		50	53
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.899% 6/1/33 (b)(g)		279	290
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(g)		4	4
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		174	185
3% 11/1/33		9,176	9,101
3.5% 7/1/32		4,972	5,024
6% 1/1/24		936	983
6.5% 9/1/21 to 3/1/22		265	277

TOTAL FREDDIE MAC			23,333

Ginnie Mae - 1.5%
6% 6/15/36		4,111	4,587
7% 9/15/25 to 8/15/31		16	18
7.5% 2/15/22 to 8/15/28		32	36
8% 12/15/26		0	0
3% 12/20/47 to 3/20/48		23,578	23,077
3.5% 1/20/48		25,131	25,241
4.312% 8/20/61 (b)(m)		1,115	1,120
4.5% 7/1/48 (d)		31,850	33,100
4.5% 7/1/48 (d)		79,700	82,829
4.5% 7/1/48 (d)		22,650	23,539
4.5% 7/1/48 (d)		2,800	2,910
4.5% 7/1/48 (d)		30,700	31,905
4.5% 7/1/48 (d)		1,150	1,195
4.5% 7/1/48 (d)		22,650	23,539
4.5% 7/1/48 (d)		2,800	2,910
4.618% 2/20/62 (b)(m)		1,718	1,741
4.677% 2/20/62 (b)(m)		2,213	2,233
4.716% 1/20/62 (b)(m)		9,208	9,294
5.47% 8/20/59 (b)(m)		19	19

TOTAL GINNIE MAE			269,293

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $620,283)			620,586

Asset-Backed Securities - 0.9%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4488% 6/28/23 (b)(c)(g)		$18,741	$18,643
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.46% 5/25/25 (b)(g)		4,446	4,439
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.5% 5/28/30 (b)(g)		2,384	2,382
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.49% 2/25/32 (b)(g)		2,866	2,863
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.4095% 4/25/22 (b)(g)		529	530
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3911% 7/26/66 (b)(c)(g)		5,891	5,896
Class A2, 1 month U.S. LIBOR + 0.600% 2.6911% 7/26/66 (b)(c)(g)		11,684	11,772
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.2811% 3/25/67 (b)(c)(g)		13,802	13,798
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5888% 7/28/21 (b)(g)		27,160	27,167
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8295% 1/26/26 (b)(g)		67,095	67,255
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.6111% 3/25/26 (b)(g)		4,056	4,067
TOTAL ASSET-BACKED SECURITIES
(Cost $158,706)			158,812

Collateralized Mortgage Obligations - 2.8%
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.0211% 6/25/36 (b)(g)		4,414	4,497
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		470	501
Series 2005-19 Class PA, 5.5% 7/25/34		792	809
Series 2005-64 Class PX, 5.5% 6/25/35		1,124	1,181
Series 2005-68 Class CZ, 5.5% 8/25/35		4,397	4,775
Series 2010-118 Class PB, 4.5% 10/25/40		4,399	4,553
Series 2012-149:
Class DA, 1.75% 1/25/43		1,173	1,116
Class GA, 1.75% 6/25/42		1,169	1,110
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		771	799
Series 2004-91 Class Z, 5% 12/25/34		3,840	4,097
Series 2005-117 Class JN, 4.5% 1/25/36		649	672
Series 2005-14 Class ZB, 5% 3/25/35		1,468	1,566
Series 2006-72 Class CY, 6% 8/25/26		1,108	1,173
Series 2009-59 Class HB, 5% 8/25/39		2,213	2,361
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		107	3
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		145	4
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,242	218
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.0111% 3/25/36 (b)(g)		2,733	2,802
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		453	18
Series 2011-67 Class AI, 4% 7/25/26 (n)		674	59
Series 2012-27 Class EZ, 4.25% 3/25/42		5,716	5,907
Series 2016-26 Class CG, 3% 5/25/46		9,615	9,518
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9733% 2/15/33 (b)(g)		1,377	1,405
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4733% 3/15/34 (b)(g)		1,739	1,749
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		55	58
Series 2996 Class MK, 5.5% 6/15/35		129	137
Series 3415 Class PC, 5% 12/15/37		594	628
Series 3840 Class VA, 4.5% 9/15/27		1,868	1,885
Series 3857 Class ZP, 5% 5/15/41		2,236	2,515
Series 4135 Class AB, 1.75% 6/15/42		873	831
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,415	8,051
Series 2303 Class ZV, 6% 4/15/31		135	146
Series 2877 Class ZD, 5% 10/15/34		4,730	5,041
Series 3745 Class KV, 4.5% 12/15/26		4,989	5,192
Series 3843 Class PZ, 5% 4/15/41		2,266	2,520
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,754	3,845
Series 4341 Class ML, 3.5% 11/15/31		5,287	5,346
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5838% 7/20/37 (b)(g)		927	933
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5638% 1/20/38 (b)(g)		233	234
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9438% 8/20/38 (b)(g)		1,584	1,613
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9838% 9/20/38 (b)(g)		1,347	1,378
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6851% 11/16/39 (b)(g)		989	999
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.6151% 12/16/39 (b)(g)		752	758
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.3056% 7/20/60 (b)(g)(m)		7,087	7,078
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2171% 9/20/60 (b)(g)(m)		8,548	8,530
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2171% 8/20/60 (b)(g)(m)		9,432	9,412
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2971% 12/20/60 (b)(g)(m)		3,162	3,162
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 12/20/60 (b)(g)(m)		5,182	5,197
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 2/20/61 (b)(g)(m)		10,792	10,818
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4071% 2/20/61 (b)(g)(m)		13,089	13,118
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 4/20/61 (b)(g)(m)		4,292	4,305
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4171% 5/20/61 (b)(g)(m)		5,261	5,279
Class FC, 1 month U.S. LIBOR + 0.500% 2.4171% 5/20/61 (b)(g)(m)		4,847	4,863
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4471% 6/20/61 (b)(g)(m)		6,124	6,145
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5171% 10/20/61 (b)(g)(m)		6,614	6,650
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6171% 11/20/61 (b)(g)(m)		5,793	5,842
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6171% 1/20/62 (b)(g)(m)		3,752	3,782
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5471% 1/20/62 (b)(g)(m)		5,563	5,599
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5471% 3/20/62 (b)(g)(m)		3,507	3,527
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5671% 5/20/61 (b)(g)(m)		666	667
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.5171% 8/20/63 (b)(g)(m)		919	924
Class FD, 1 month U.S. LIBOR + 0.600% 2.5171% 8/20/63 (b)(g)(m)		2,417	2,428
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1971% 5/20/63 (b)(g)(m)		5,119	5,120
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1171% 4/20/63 (b)(g)(m)		5,927	5,925
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,195
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,411	167
Series 2017-134 Class BA, 2.5% 11/20/46		1,064	1,020
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	9,883
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)		2,358	2,326
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)		22,849	22,674
Series 2014-H12 Class KA, 2.75% 5/20/64 (m)		3,662	3,611
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4171% 9/20/62 (b)(g)(m)		10,236	10,261
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5671% 11/20/65 (b)(g)(m)		2,070	2,077
Series 2004-22 Class M1, 5.5% 4/20/34		581	717
Series 2010-169 Class Z, 4.5% 12/20/40		4,946	5,165
Series 2010-H15 Class TP, 5.15% 8/20/60 (m)		9,877	10,025
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)		29,312	29,401
Series 2010-H17 Class XP, 5.2972% 7/20/60 (b)(m)		10,526	10,699
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(m)		8,320	8,435
Series 2010-H22 Class LA, 3.75% 10/20/60 (m)		6,403	6,434
Series 2010-H28 Class KA, 3.75% 12/20/60 (m)		13,202	13,276
Series 2012-64 Class KI, 3.5% 11/20/36 (n)		971	71
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8883% 4/20/39 (b)(o)		3,663	3,723
Class ST, 8.800% - 1 month U.S. LIBOR 6.0217% 8/20/39 (b)(o)		11,045	11,331
Series 2013-H07 Class JA, 1.75% 3/20/63 (m)		17,406	17,141
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		12,212	12,149
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		31,140	31,015
Class JA, 2.5% 6/20/65 (m)		2,853	2,839
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(m)		25,852	25,545
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (b)(g)(m)		14,929	14,992
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.6% 8/20/66 (b)(g)(m)		16,446	16,471
Series 2090-118 Class XZ, 5% 12/20/39		10,918	11,885
TOTAL U.S. GOVERNMENT AGENCY
(Cost $504,939)			498,902

Commercial Mortgage Securities - 2.2%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		20,070	19,099
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.2207% 7/25/20 (b)(g)		10,500	10,506
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2007% 10/25/19 (b)(g)		20,900	20,900
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,600	4,708
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	18,399
Series 2018-K731 Class A2, 3.6% 2/25/25		28,930	29,541
Series K006 Class A2, 4.251% 1/25/20		19,443	19,738
Series K069 Class A2, 3.187% 9/25/27		6,500	6,367
Series K071 Class A2, 3.286% 11/25/27		9,000	8,883
Series K072 Class A2, 3.444% 12/25/27		24,806	24,813
Series K073 Class A2, 3.35% 1/25/28		40,200	39,874
Series K155:
Class A1, 3.589% 11/25/29		860	880
Class A2, 3.75% 11/25/32		13,000	13,225
Series K708 Class A2, 2.13% 1/25/19		22,901	22,819
Series K709 Class A2, 2.086% 3/25/19		6,180	6,152
Series K710 Class A2, 1.883% 5/25/19		8,369	8,319
Series K712 Class A2, 1.869% 11/25/19		12,969	12,812
Series K713 Class A2, 2.313% 3/25/20		3,483	3,456
Series K717 Class A2, 2.991% 9/25/21		11,043	11,026
Series 2018-K075 Class A1, 3.568% 10/25/27 (b)		25,437	25,860
Series K076 Class A2, 3.9% 4/25/28		10,000	10,349
Series K077 Class A2, 3.85% 5/25/28		15,500	16,021
Series K504 Class A2, 2.566% 9/25/20		16,261	16,194
Series K704 Class A2, 2.412% 8/25/18		1,662	1,659
Series K705 Class A2, 2.303% 9/25/18		7,431	7,417
Series K706 Class A2, 2.323% 10/25/18		13,651	13,618
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.4036% 2/25/20 (b)(g)		31,839	31,912
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,316)			404,547

Foreign Government and Government Agency Obligations - 12.4%
Angola Republic 9.375% 5/8/48 (c)		2,060	2,077
Arab Republic of Egypt:
5.577% 2/21/23 (c)		6,760	6,405
5.875% 6/11/25		3,230	3,004
5.875% 6/11/25 (c)		2,473	2,300
6.125% 1/31/22 (c)		22,520	22,138
7.5% 1/31/27 (c)		2,605	2,561
7.903% 2/21/48 (c)		4,220	3,840
8.5% 1/31/47 (c)		7,940	7,683
Argentine Republic:
5.625% 1/26/22		4,920	4,598
6.875% 4/22/21		65,665	64,680
7.125% 6/28/2117		3,105	2,385
7.5% 4/22/26		37,940	35,000
7.625% 4/22/46		7,665	6,186
21.2% 9/19/18	ARS	31,050	1,035
Australian Commonwealth:
2.25% 11/21/22	AUD	61,700	45,685
2.25% 5/21/28 (Reg. S)	AUD	23,500	16,805
2.75% 10/21/19	AUD	45,550	34,040
Bahamian Republic 6% 11/21/28 (c)		2,245	2,239
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(p)		1,000,000	0
value recovery B rights 1/2/21 (f)(p)		1,500,000	0
Barbados Government:
7% 8/4/22 (c)(e)		4,115	2,263
7.25% 12/15/21 (c)(e)		420	231
Belarus Republic:
6.875% 2/28/23 (c)		9,915	10,252
7.625% 6/29/27 (c)		4,090	4,270
Brazilian Federative Republic:
5.625% 1/7/41		12,945	11,243
5.625% 2/21/47		3,510	2,978
7.125% 1/20/37		2,480	2,610
8.25% 1/20/34		20,420	23,289
10% 1/1/21	BRL	13,025	3,413
Buenos Aires Province:
6.5% 2/15/23 (c)		1,285	1,173
9.95% 6/9/21 (c)		9,930	10,213
10.875% 1/26/21 (c)		8,715	8,955
10.875% 1/26/21 (Reg. S)		27,876	28,643
Buoni del Tesoro Poliennali:
2% 2/1/28	EUR	66,100	72,884
2.7% 3/1/47 (c)	EUR	12,150	12,673
Cameroon Republic 9.5% 11/19/25 (c)		5,100	5,365
Canadian Government:
Real Return Bond 1.25% 12/1/47	CAD	20,216	18,703
0.75% 5/1/19	CAD	104,250	78,679
1% 6/1/27	CAD	22,300	15,379
3.5% 12/1/45	CAD	6,900	6,629
City of Buenos Aires 8.95% 2/19/21 (c)		2,245	2,294
Colombian Republic:
7.375% 9/18/37		2,175	2,708
10.375% 1/28/33		7,100	10,810
Croatia Republic 5.5% 4/4/23 (c)		1,895	1,992
Danish Kingdom 1.75% 11/15/25	DKK	125,900	22,172
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		2,195	2,191
5.75% 4/18/23 (c)		3,310	3,169
6.2% 5/11/27 (c)		1,210	1,104
6.25% 10/4/20 (c)		1,160	1,175
6.25% 7/27/21 (c)		2,330	2,345
Dominican Republic:
5.95% 1/25/27 (c)		4,550	4,493
6.6% 1/28/24 (c)		2,165	2,270
6.85% 1/27/45 (c)		1,820	1,801
6.875% 1/29/26 (c)		4,560	4,831
7.45% 4/30/44 (c)		4,160	4,316
Ecuador Republic:
8.875% 10/23/27 (c)		6,005	5,307
9.65% 12/13/26 (c)		3,375	3,161
El Salvador Republic:
7.375% 12/1/19 (c)		10,740	10,968
7.75% 1/24/23 (c)		2,755	2,891
French Government 2% 5/25/48 (c)	EUR	25,200	32,645
Gabonese Republic 6.375% 12/12/24 (c)		2,625	2,345
Georgia Republic 6.875% 4/12/21 (c)		1,300	1,378
German Federal Republic 0% 3/13/20	EUR	9,200	10,868
Ghana Republic 8.627% 6/16/49 (c)		3,400	3,308
Hong Kong Government SAR 1.32% 12/23/19	HKD	39,400	4,987
Indonesian Republic:
7.75% 1/17/38 (c)		8,140	10,455
8.375% 3/15/24	IDR	47,652,000	3,397
8.5% 10/12/35 (Reg. S)		8,305	11,173
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		8,615	8,434
7.25% 4/15/19 (c)		24,050	23,739
8.25% 4/15/24 (c)		2,770	2,644
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	64,867
5.5% 12/4/23		19,811	22,386
Ivory Coast 5.75% 12/31/32		1,914	1,772
Japan Government:
0.4% 3/20/56	JPY	7,186,000	55,762
0.9% 6/20/22	JPY	35,342,600	332,064
Jordanian Kingdom:
3% 6/30/25		16,414	16,266
7.375% 10/10/47 (c)		2,380	2,179
Kingdom of Norway 3.75% 5/25/21	NOK	65,000	8,580
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		3,275	3,114
Lebanese Republic:
5.15% 11/12/18		29,097	28,998
5.45% 11/28/19		10,245	9,822
5.5% 4/23/19		4,310	4,219
5.8% 4/14/20		2,005	1,900
6% 5/20/19		14,455	14,171
Ministry of Finance Russian Federation 4.75% 5/27/26		4,600	4,605
Mongolian People's Republic 8.75% 3/9/24 (c)		8,205	8,793
New Zealand Government 6% 5/15/21	NZD	12,000	9,044
Panamanian Republic 9.375% 4/1/29		800	1,120
Peruvian Republic:
4% 3/7/27 (f)(i)		10,576	10,387
8.2% 8/12/26 (Reg. S)	PEN	8,330	3,021
Plurinational State of Bolivia 5.95% 8/22/23 (c)		1,175	1,184
Portuguese Republic 2.25% 4/18/34 (c)	EUR	16,000	18,525
Province of Santa Fe 7% 3/23/23 (c)		12,680	11,723
Provincia de Cordoba:
7.125% 6/10/21 (c)		18,235	17,232
7.45% 9/1/24 (c)		8,260	7,417
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,423	2,431
Republic of Armenia:
6% 9/30/20 (c)		7,682	7,845
7.15% 3/26/25 (c)		2,270	2,373
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		23,745	21,266
6.752% 3/9/23 (c)		4,710	4,518
Republic of Kenya:
5.875% 6/24/19 (c)		1,730	1,735
6.875% 6/24/24 (c)		1,275	1,258
7.25% 2/28/28 (c)		2,495	2,395
Republic of Nigeria:
6.75% 1/28/21 (c)		1,125	1,143
7.625% 11/28/47 (c)		2,540	2,314
Republic of Portugal 4.95% 10/25/23	EUR	40,400	57,764
Republic of Senegal 6.75% 3/13/48 (c)		1,210	1,033
Republic of Serbia 7.25% 9/28/21 (c)		1,180	1,288
Republic of Singapore 3.25% 9/1/20	SGD	52,850	39,817
Russian Federation:
4.25% 6/23/27 (c)		3,400	3,276
5.25% 6/23/47 (c)		17,800	17,141
5.625% 4/4/42 (c)		3,625	3,786
5.875% 9/16/43 (c)		2,785	2,992
12.75% 6/24/28 (Reg. S)		15,545	25,348
Rwanda Republic 6.625% 5/2/23 (c)		4,665	4,628
South African Republic:
5.875% 9/16/25		2,350	2,412
5.875% 6/22/30		1,630	1,616
10.5% 12/21/26	ZAR	111,715	8,920
Spanish Kingdom:
1.4% 4/30/28 (Reg. S) (c)	EUR	7,000	8,227
2.9% 10/31/46(Reg. S) (c)	EUR	12,500	15,918
State of Qatar:
3.875% 4/23/23 (c)		4,905	4,901
9.75% 6/15/30 (c)		2,275	3,321
Sultanate of Oman 6.75% 1/17/48 (c)		5,700	5,159
Sweden Kingdom 4.25% 3/12/19	SEK	251,000	29,007
Switzerland Confederation 3% 5/12/19	CHF	37,950	39,575
Turkish Republic:
4.875% 10/9/26		2,525	2,221
5.125% 3/25/22		3,050	2,953
5.625% 3/30/21		6,380	6,342
5.75% 5/11/47		1,650	1,331
6% 3/25/27		4,100	3,853
6.25% 9/26/22		29,495	29,579
6.75% 5/30/40		2,940	2,687
6.875% 3/17/36		6,115	5,751
7% 6/5/20		2,495	2,554
7.25% 3/5/38		4,725	4,612
7.375% 2/5/25		4,790	4,953
8% 2/14/34		2,385	2,498
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		4,090	3,979
Ukraine Government:
1.471% 9/29/21		6,500	6,240
7.75% 9/1/20 (c)		16,005	15,910
7.75% 9/1/21 (c)		57,046	56,190
7.75% 9/1/22 (c)		48,206	47,062
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	109,300	145,864
4.25% 12/7/27	GBP	25,000	41,665
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	21,425	36,933
United Mexican States:
6.05% 1/11/40		2,325	2,563
6.5% 6/9/22	MXN	34,500	1,666
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,395	1,822
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(p)		2,504	4
9.25% 9/15/27 (e)		30,220	8,513
11.95% 8/5/31 (Reg. S) (e)		9,145	2,594
12.75% 8/23/22 (e)		2,375	662
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (b)(f)(g)		995	854
5.5% 3/12/28		24,814	24,158
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,255,522)			2,236,448

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $5,768)	INR	370,900	5,271
		Shares	Value (000s)

Common Stocks - 5.5%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (f)(q)		30,337	326
Exide Technologies (f)(q)		7,093	0
Exide Technologies (f)(q)		23,645	17
Lear Corp.		83,200	15,459
UC Holdings, Inc. (f)		560,355	14,278
			30,080
Automobiles - 0.0%
Fiat Chrysler Automobiles NV		400,000	7,556
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (q)(r)		59,137	1
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.		319,800	11,084
Melco Crown Entertainment Ltd. sponsored ADR		519,000	14,532
MGM Mirage, Inc.		223,500	6,488
Penn National Gaming, Inc. (q)		322,900	10,846
Red Rock Resorts, Inc.		640,522	21,457
Royal Caribbean Cruises Ltd.		70,200	7,273
Scientific Games Corp. Class A (q)		188,300	9,255
The Stars Group, Inc. (q)		216,100	7,844
Wyndham Destinations, Inc.		73,600	3,258
Wyndham Hotels & Resorts, Inc.		73,600	4,330
Wynn Resorts Ltd.		45,822	7,668
			104,035
Household Durables - 0.1%
Lennar Corp.:
Class A		263,853	13,852
Class B		5,276	225
Toll Brothers, Inc.		184,300	6,817
			20,894
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. (q)		46,700	18,280
The Booking Holdings, Inc. (q)		4,300	8,716
			26,996
Media - 0.2%
Naspers Ltd. Class N		139,100	35,339
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		59,621	13,016

TOTAL CONSUMER DISCRETIONARY			237,917

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (f)(q)		236,315	7,196
Food Products - 0.1%
Darling International, Inc. (q)		790,500	15,715
JBS SA		2,736,800	6,567
Reddy Ice Holdings, Inc. (q)		331,236	66
			22,348

TOTAL CONSUMER STAPLES			29,544

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd. (q)		135,187	1,217
Weatherford International PLC (q)(s)		2,150,000	7,074
			8,291
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (q)		88,216	1,667
Class B (q)		20,111	354
Crestwood Equity Partners LP		115,500	3,667
Frontera Energy Corp. (q)(t)		271,028	3,944
Goodrich Petroleum Corp. (q)		90,737	1,122
Harvest Oil & Gas Corp. (f)(q)		193,888	4,266
Parsley Energy, Inc. Class A (q)		268,700	8,136
VNR Finance Corp.		83,865	430
VNR Finance Corp. (c)		403,886	2,072
			25,658

TOTAL ENERGY			33,949

FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.		419,000	11,812
JPMorgan Chase & Co.		115,500	12,035
			23,847
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (f)(q)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (q)		389,100	12,953
Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR (q)		351,400	14,088

TOTAL FINANCIALS			50,888

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.		89,400	9,172
Humana, Inc.		37,600	11,191
Rotech Healthcare, Inc. (f)(q)		129,242	207
UnitedHealth Group, Inc.		36,200	8,881
			29,451
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals PLC (q)		55,600	9,580

TOTAL HEALTH CARE			39,031

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (q)		1,531,900	24,762
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	12
Machinery - 0.0%
Allison Transmission Holdings, Inc.		151,000	6,114
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(q)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(q)		214,176	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (q)		531,900	22,813
Penhall Acquisition Co.:
Class A (f)(q)		11,553	904
Class B (f)(q)		3,850	301
United Rentals, Inc. (q)		188,670	27,851
			51,869
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (f)		403,760	262
Class A2 (f)		403,760	262
Class A3 (f)		403,760	262
Class A4 (f)		403,760	262
Class A5 (f)		403,760	262
Class A6 (f)		403,760	262
Class A7 (f)		403,760	262
Class A8 (f)		403,760	262
Class A9 (f)		403,760	262
			2,358

TOTAL INDUSTRIALS			85,115

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.0%
CDW Corp.		96,400	7,788
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (q)		268,900	49,889
Alphabet, Inc. Class A (q)		36,200	40,877
Facebook, Inc. Class A (q)		90,600	17,605
			108,371
IT Services - 0.5%
EPAM Systems, Inc. (q)		101,000	12,557
Global Payments, Inc.		180,300	20,102
MasterCard, Inc. Class A		122,100	23,995
PayPal Holdings, Inc. (q)		263,700	21,958
Visa, Inc. Class A		143,500	19,007
			97,619
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.		86,200	20,916
Cypress Semiconductor Corp.		9,485	148
MagnaChip Semiconductor Corp. (q)(s)		93,725	961
Marvell Technology Group Ltd.		329,700	7,069
Microchip Technology, Inc.		139,600	12,697
Micron Technology, Inc. (q)		293,900	15,412
NVIDIA Corp.		87,600	20,752
ON Semiconductor Corp. (q)		792,500	17,621
Qorvo, Inc. (q)		40,473	3,245
			98,821
Software - 0.4%
Adobe Systems, Inc. (q)		93,600	22,821
Electronic Arts, Inc. (q)		81,900	11,550
Microsoft Corp.		113,800	11,222
Salesforce.com, Inc. (q)		72,200	9,848
SS&C Technologies Holdings, Inc.		213,600	11,086
Take-Two Interactive Software, Inc. (q)		76,800	9,090
			75,617
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		50,700	9,385

TOTAL INFORMATION TECHNOLOGY			397,601

MATERIALS - 0.5%
Chemicals - 0.3%
DowDuPont, Inc.		129,500	8,537
Ingevity Corp. (q)		217	18
LyondellBasell Industries NV Class A		205,393	22,562
The Chemours Co. LLC		351,600	15,597
Westlake Chemical Corp.		2,200	237
			46,951
Containers & Packaging - 0.1%
Crown Holdings, Inc. (q)		165,700	7,417
WestRock Co.		143,806	8,200
			15,617
Metals & Mining - 0.1%
Aleris Corp. (f)(q)		72,811	273
First Quantum Minerals Ltd.		754,100	11,111
Freeport-McMoRan, Inc.		653,300	11,276
			22,660

TOTAL MATERIALS			85,228

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (q)		523,000	31,249
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		13,962	597
Vistra Energy Corp. (q)		405,600	9,596
			10,193
TOTAL COMMON STOCKS
(Cost $795,043)			1,000,715

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (f)(q)		133,255	971
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)(r)		193,792,711	1,938
TOTAL PREFERRED STOCKS
(Cost $7,859)			2,909
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.9%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (b)(g)		3,640	3,676
Hotels, Restaurants & Leisure - 0.2%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7/29/25 (b)(g)(u)		34,135	34,157

TOTAL CONSUMER DISCRETIONARY			37,833

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 9/7/23 (b)(g)		10,719	8,253
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0879% 5/21/25 (b)(g)		2,875	2,875
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(f)		1,378	1,389
			4,264
Oil, Gas & Consumable Fuels - 0.7%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (b)(g)		5,381	5,253
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (b)(g)		59,735	66,007
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (b)(g)		24,270	24,680
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5935% 8/23/21 (b)(g)		24,365	25,467
			121,407

TOTAL ENERGY			125,671

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (b)(g)		1,745	1,740
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (b)(g)		3,220	3,199

TOTAL FINANCIALS			4,939

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9825% 6/1/25 (b)(g)		1,365	1,359
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (b)(g)		2,152	2,091
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (b)(g)		1,795	1,793

TOTAL INDUSTRIALS			3,884

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.2%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 9/29/24 (b)(g)		2,839	2,850
3 month U.S. LIBOR + 8.500% 10.5935% 9/29/25 (b)(g)		16,915	17,152
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 4/4/25 (b)(g)		7,870	7,886
			27,888
IT Services - 0.1%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (g)(u)		21,610	21,475
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/29/25 (b)(g)		17,195	17,159
Software - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(g)		14,661	14,097
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(g)		3,429	3,365
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.8435% 10/31/24 (b)(g)		2,334	2,331
3 month U.S. LIBOR + 8.000% 10.0935% 10/31/25 (b)(g)		2,910	2,837
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (b)(g)		13,470	13,840
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.35% 1/20/24 (b)(g)		2,021	1,999
3 month U.S. LIBOR + 9.000% 11.1% 1/20/25 (b)(g)		6,500	6,137
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/2/25 (g)(u)		13,270	13,179
			57,785

TOTAL INFORMATION TECHNOLOGY			124,307

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (b)(g)		1,027	1,031
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/22/25 (b)(g)		10,295	10,265
			11,296
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(g)		3,970	5,320
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3435% 10/17/22(b)(g)		15,131	14,186
			19,506

TOTAL MATERIALS			30,802

TOTAL BANK LOAN OBLIGATIONS
(Cost $331,863)			337,048
		Shares	Value (000s)

Fixed-Income Funds - 10.4%
Fidelity Floating Rate Central Fund (v)		16,380,652	1,683,440
iShares JPMorgan USD Emerging Markets Bond ETF		1,865,637	199,194
TOTAL FIXED-INCOME FUNDS
(Cost $1,911,107)			1,882,634
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.625% (Reg. S) (b)(h)	EUR	20,800	24,134
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		18,030	18,215
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(h)		18,000	18,270
DCP Midstream Partners LP 7.375% (b)(h)		8,965	8,613
Energy Transfer Partners LP:
6.25% (b)(h)		38,242	36,315
6.625% (b)(h)		15,640	14,661
Summit Midstream Partners LP 9.5% (b)(h)		8,965	8,823
			86,682
FINANCIALS - 3.4%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		8,090	8,042
Banco Do Brasil SA 9% (b)(c)(h)		18,370	17,734
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		7,800	7,843
Bank of America Corp.:
5.125% (b)(h)		20,515	20,709
5.2% (b)(h)		48,090	47,634
5.875% (b)(h)		46,100	45,858
6.25% (b)(h)		18,480	19,682
Barclays Bank PLC 7.625% 11/21/22		16,750	18,174
Citigroup, Inc.:
5.8% (b)(h)		16,945	17,441
5.9% (b)(h)		25,875	26,901
5.95% (b)(h)		46,925	48,919
6.25% (b)(h)		12,015	12,748
6.3% (b)(h)		4,120	4,215
Huntington Bancshares, Inc. 5.7% (b)(g)(h)		7,195	7,236
Itau Unibanco Holding SA 6.125% (b)(c)(h)		10,100	9,473
JPMorgan Chase & Co.:
5% (b)(h)		24,745	25,487
5.3% (b)(h)		12,280	12,615
6% (b)(h)		54,840	57,369
6.125% (b)(h)		12,865	13,352
6.75% (b)(h)		6,270	6,994
Royal Bank of Scotland Group PLC 8.625% (b)(h)		26,526	28,197
Tinkoff Credit Systems 9.25% (Reg. S) (b)(h)		4,365	4,487
Wells Fargo & Co.:
5.875% (b)(h)		36,775	38,019
5.9% (b)(h)		46,445	46,718
			545,847
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5% (b)(h)		18,000	17,013
5.375% (b)(h)		22,175	22,676
5.7% (b)(h)		26,133	26,709
			66,398
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(h)		4,362	4,430
8.625% (Reg. S) (h)		420	427
			4,857

TOTAL FINANCIALS			617,102

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		22,915	8,581
7.5% (Reg. S) (h)		500	187
			8,768
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Unibail-Rodamco 2.125% (Reg. S) (b)(h)	EUR	36,000	41,258
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(h)		5,105	5,432
TOTAL PREFERRED SECURITIES
(Cost $813,835)			801,591
		Shares	Value (000s)

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 1.93% (w)		1,298,929,548	1,299,189
Fidelity Securities Lending Cash Central Fund 1.92% (w)(x)		1,809,965	1,810
TOTAL MONEY MARKET FUNDS
(Cost $1,300,976)			1,300,999

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	$1,666
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	63,400	2,191
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	134,800	5,790
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	798
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	33,900	954

TOTAL PUT OPTIONS			11,399

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	607
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	63,400	1,541
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	134,800	2,368
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	333
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	33,900	1,143

TOTAL CALL OPTIONS			5,992

TOTAL PURCHASED SWAPTIONS
(Cost $17,932)			17,391
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $18,506,085)			18,592,267
NET OTHER ASSETS (LIABILITIES) - (2.7)%			(485,566)
NET ASSETS - 100%			$18,106,701

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 7/1/48	$(80,850)	$(84,181)
Ginnie Mae
3% 7/1/48	(23,500)	(22,982)
3.5% 7/1/48	(25,000)	(25,083)
4.5% 7/1/48	(80,850)	(84,024)
4.5% 7/1/48	(56,150)	(58,355)
4.5% 7/1/48	(30,700)	(31,905)
4.5% 7/1/48	(1,150)	(1,195)
4.5% 7/1/48	(22,650)	(23,539)
4.5% 7/1/48	(2,800)	(2,910)

TOTAL GINNIE MAE		(249,993)

TOTAL TBA SALE COMMITMENTS
(Proceeds $333,871)		$(334,174)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	334	Sept. 2018	$40,143	$339	$339
CBOT 2-Year U.S. Treasury Note Contracts (United States)	387	Sept. 2018	81,977	(303)	(303)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,412	Sept. 2018	160,427	656	656
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	380	Sept. 2018	60,634	2,326	2,326
TOTAL PURCHASED					3,018
Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	24	Sept. 2018	3,078	3	3
TOTAL FUTURES CONTRACTS					$3,021

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	$35,355	$203	$0	$203

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,774,247,000 or 20.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Security or a portion of the security has been segregated as collateral for mortgage backed or asset backed securities purchased on a delayed delivery or when issued basis. At period end, the value of securities pledged amounted to $179,000.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,894,000.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,194,000.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Quantity represents share amount.

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,939,000 or 0.0% of net assets.

 (s) Security or a portion of the security is on loan at period end.

 (t) A portion of the security sold on a delayed delivery basis.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	12/19/16 - 1/29/18	$3,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,604
Fidelity Floating Rate Central Fund	27,412
Fidelity Securities Lending Cash Central Fund	4
Total	$34,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$641,135	$1,055,950	$--	$--	$(7,264)	$1,683,440	73.6%
Total	$641,135	$1,055,950	$--	$--	$(7,264)	$1,683,440

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$237,917	$223,295	$1	$14,621
Consumer Staples	30,515	22,348	--	8,167
Energy	33,949	29,683	--	4,266
Financials	50,888	50,888	--	--
Health Care	39,031	38,824	--	207
Industrials	87,053	81,552	--	5,501
Information Technology	397,601	397,601	--	--
Materials	85,228	84,955	--	273
Telecommunication Services	31,249	31,249	--	--
Utilities	10,193	10,193	--	--
Corporate Bonds	6,394,637	--	6,394,574	63
U.S. Government and Government Agency Obligations	2,929,777	--	2,929,777	--
U.S. Government Agency - Mortgage Securities	620,586	--	620,586	--
Asset-Backed Securities	158,812	--	158,812	--
Collateralized Mortgage Obligations	498,902	--	498,902	--
Commercial Mortgage Securities	404,547	--	404,547	--
Foreign Government and Government Agency Obligations	2,236,448	--	2,225,203	11,245
Supranational Obligations	5,271	--	5,271	--
Bank Loan Obligations	337,048	--	335,659	1,389
Fixed-Income Funds	1,882,634	1,882,634	--	--
Preferred Securities	801,591	--	801,591	--
Money Market Funds	1,300,999	1,300,999	--	--
Purchased Swaptions	17,391	--	17,391	--
Total Investments in Securities:	$18,592,267	$4,154,221	$14,392,314	$45,732
Derivative Instruments:
Assets
Futures Contracts	$3,324	$3,324	$--	$--
Swaps	203	--	203	--
Total Assets	$3,527	$3,324	$203	$--
Liabilities
Futures Contracts	$(303)	$(303)	$--	$--
Total Liabilities	$(303)	$(303)	$--	$--
Total Derivative Instruments:	$3,224	$3,021	$203	$--
Other Financial Instruments:
TBA Sale Commitments	$(334,174)	$--	$(334,174)	$--
Total Other Financial Instruments:	$(334,174)	$--	$(334,174)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$3,325	$(303)
Purchased Swaptions(b)	17,391	0
Swaps(c)	203	0
Total Value of Derivatives	$20,919	$(303)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.4%
United Kingdom	3.5%
Canada	2.6%
Netherlands	2.1%
Japan	2.1%
Cayman Islands	2.0%
Luxembourg	2.0%
Argentina	1.9%
France	1.4%
Italy	1.3%
Others (Individually Less Than 1%)	11.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,715) — See accompanying schedule: Unaffiliated issuers (cost $15,494,431)	$15,607,828
Fidelity Central Funds (cost $3,011,654)	2,984,439
Total Investment in Securities (cost $18,506,085)		$18,592,267
Cash		6,139
Foreign currency held at value (cost $13)		13
Receivable for investments sold
Regular delivery		21,503
Delayed delivery		448
Receivable for TBA sale commitments		333,871
Receivable for fund shares sold		13,390
Dividends receivable		1,456
Interest receivable		157,200
Distributions receivable from Fidelity Central Funds		9,371
Other receivables		1,205
Total assets		19,136,863
Liabilities
Payable for investments purchased
Regular delivery	$202,033
Delayed delivery	453,150
TBA sale commitments, at value	334,174
Payable for fund shares redeemed	20,728
Distributions payable	5,180
Accrued management fee	8,303
Distribution and service plan fees payable	1,560
Payable for daily variation margin on futures contracts	69
Payable for daily variation margin on centrally cleared OTC swaps	31
Other affiliated payables	2,135
Other payables and accrued expenses	989
Collateral on securities loaned	1,810
Total liabilities		1,030,162
Net Assets		$18,106,701
Net Assets consist of:
Paid in capital		$17,957,415
Undistributed net investment income		66,217
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,539)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,608
Net Assets		$18,106,701
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,806,691 ÷ 150,512 shares)		$12.00
Maximum offering price per share (100/96.00 of $12.00)		$12.50
Class M:
Net Asset Value and redemption price per share ($822,461 ÷ 68,552 shares)		$12.00
Maximum offering price per share (100/96.00 of $12.00)		$12.50
Class C:
Net Asset Value and offering price per share ($1,192,241 ÷ 99,583 shares)(a)		$11.97
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($9,020,363 ÷ 741,303 shares)		$12.17
Class I:
Net Asset Value, offering price and redemption price per share ($5,264,945 ÷ 432,664 shares)		$12.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$20,815
Interest		218,567
Income from Fidelity Central Funds		32,011
Total income		271,393
Expenses
Management fee	$33,647
Transfer agent fees	8,815
Distribution and service plan fees	9,680
Accounting and security lending fees	828
Custodian fees and expenses	147
Independent trustees' fees and expenses	24
Registration fees	988
Audit	69
Legal	(836)
Miscellaneous	45
Total expenses before reductions	53,407
Expense reductions	(87)
Total expenses after reductions		53,320
Net investment income (loss)		218,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,359)
Foreign currency transactions	(740)
Futures contracts	(4,962)
Swaps	(753)
Written options	273
Capital gain distributions from Fidelity Central Funds	2,009
Total net realized gain (loss)		(9,532)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(325,263)
Fidelity Central Funds	(7,264)
Assets and liabilities in foreign currencies	(563)
Futures contracts	2,987
Swaps	215
Delayed delivery commitments	(303)
Total change in net unrealized appreciation (depreciation)		(330,191)
Net gain (loss)		(339,723)
Net increase (decrease) in net assets resulting from operations		$(121,650)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$218,073	$282,285
Net realized gain (loss)	(9,532)	109,894
Change in net unrealized appreciation (depreciation)	(330,191)	254,319
Net increase (decrease) in net assets resulting from operations	(121,650)	646,498
Distributions to shareholders from net investment income	(181,287)	(271,567)
Distributions to shareholders from net realized gain	(8,940)	(74,918)
Total distributions	(190,227)	(346,485)
Share transactions - net increase (decrease)	9,292,465	558,230
Total increase (decrease) in net assets	8,980,588	858,243
Net Assets
Beginning of period	9,126,113	8,267,870
End of period	$18,106,701	$9,126,113
Other Information
Undistributed net investment income end of period	$66,217	$29,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.88	$11.32	$11.92	$12.10	$12.69
Income from Investment Operations
Net investment income (loss)A	.220	.399	.428	.420	.422	.449
Net realized and unrealized gain (loss)	(.354)	.526	.516	(.629)	.005	(.441)
Total from investment operations	(.134)	.925	.944	(.209)	.427	.008
Distributions from net investment income	(.174)	(.382)	(.384)	(.307)	(.419)	(.431)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.077)	–	–
Total distributions	(.186)	(.485)	(.384)	(.391)	(.607)	(.598)
Net asset value, end of period	$12.00	$12.32	$11.88	$11.32	$11.92	$12.10
Total ReturnB,C,D	(1.10)%	7.87%	8.42%	(1.84)%	3.52%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	1.00%	1.01%	1.00%	.99%	.98%
Expenses net of fee waivers, if any	.98%G	.99%	1.01%	1.00%	.99%	.98%
Expenses net of all reductions	.98%G	.99%	1.01%	1.00%	.99%	.98%
Net investment income (loss)	3.64%G	3.24%	3.64%	3.55%	3.42%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$1,807	$1,921	$3,098	$3,274	$3,794	$4,205
Portfolio turnover rateH	121%G,I	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.88	$11.31	$11.92	$12.10	$12.68
Income from Investment Operations
Net investment income (loss)A	.220	.398	.428	.420	.422	.449
Net realized and unrealized gain (loss)	(.344)	.517	.526	(.639)	.006	(.431)
Total from investment operations	(.124)	.915	.954	(.219)	.428	.018
Distributions from net investment income	(.174)	(.382)	(.384)	(.307)	(.420)	(.431)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.077)	–	–
Total distributions	(.186)	(.485)	(.384)	(.391)	(.608)	(.598)
Net asset value, end of period	$12.00	$12.31	$11.88	$11.31	$11.92	$12.10
Total ReturnB,C,D	(1.02)%	7.78%	8.52%	(1.93)%	3.52%	.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	.99%	1.01%	1.00%	.99%	.98%
Expenses net of fee waivers, if any	.98%G	.99%	1.00%	1.00%	.99%	.98%
Expenses net of all reductions	.98%G	.99%	1.00%	1.00%	.99%	.98%
Net investment income (loss)	3.64%G	3.24%	3.64%	3.55%	3.42%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$822	$864	$967	$1,008	$1,179	$1,265
Portfolio turnover rateH	121%G,I	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.85	$11.29	$11.89	$12.07	$12.66
Income from Investment Operations
Net investment income (loss)A	.174	.305	.339	.331	.329	.355
Net realized and unrealized gain (loss)	(.344)	.518	.516	(.629)	.007	(.440)
Total from investment operations	(.170)	.823	.855	(.298)	.336	(.085)
Distributions from net investment income	(.128)	(.290)	(.295)	(.240)	(.328)	(.338)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.059)	–	–
Total distributions	(.140)	(.393)	(.295)	(.302)	(.516)	(.505)
Net asset value, end of period	$11.97	$12.28	$11.85	$11.29	$11.89	$12.07
Total ReturnB,C,D	(1.39)%	7.00%	7.63%	(2.59)%	2.76%	(.66)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%G	1.74%	1.75%	1.75%	1.73%	1.73%
Expenses net of fee waivers, if any	1.73%G	1.74%	1.75%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.73%G	1.74%	1.75%	1.75%	1.73%	1.73%
Net investment income (loss)	2.89%G	2.50%	2.90%	2.80%	2.67%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$1,192	$1,302	$1,376	$1,429	$1,664	$1,767
Portfolio turnover rateH	121%G,I	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Income Fund

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38
Income from Investment Operations
Net investment income (loss)B	.088
Net realized and unrealized gain (loss)	(.219)
Total from investment operations	(.131)
Distributions from net investment income	(.079)
Distributions from net realized gain	–
Total distributions	(.079)
Net asset value, end of period	$12.17
Total ReturnC,D	(1.03)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G
Expenses net of fee waivers, if any	.70%G
Expenses net of all reductions	.70%G
Net investment income (loss)	3.46%G
Supplemental Data
Net assets, end of period (in millions)	$9,020
Portfolio turnover rateH	121%G,I

 A For the period April 13, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.05	$11.47	$12.09	$12.26	$12.84
Income from Investment Operations
Net investment income (loss)A	.238	.432	.463	.452	.455	.484
Net realized and unrealized gain (loss)	(.355)	.528	.535	(.650)	.012	(.437)
Total from investment operations	(.117)	.960	.998	(.198)	.467	.047
Distributions from net investment income	(.191)	(.417)	(.418)	(.332)	(.449)	(.460)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.083)	–	–
Total distributions	(.203)	(.520)	(.418)	(.422)	(.637)	(.627)
Net asset value, end of period	$12.17	$12.49	$12.05	$11.47	$12.09	$12.26
Total ReturnB,C	(.94)%	8.06%	8.80%	(1.73)%	3.80%	.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.75%	.76%	.78%	.76%	.75%
Expenses net of fee waivers, if any	.74%F	.74%	.76%	.78%	.76%	.75%
Expenses net of all reductions	.74%F	.74%	.76%	.78%	.76%	.75%
Net investment income (loss)	3.88%F	3.49%	3.89%	3.77%	3.65%	3.84%
Supplemental Data
Net assets, end of period (in millions)	$5,265	$5,039	$2,827	$2,640	$2,682	$2,179
Portfolio turnover rateG	121%F,H	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Fidelity Strategic Income Fund shares on April 13, 2018. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$612,361
Gross unrealized depreciation	(554,029)
Net unrealized appreciation (depreciation)	$58,332
Tax cost	$18,536,856

The Fund elected to defer to its next fiscal year approximately $615 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(4,962)	$2,987
Written Options	273	–
Purchased Swaptions	61	(32)
Swaps	(753)	215
Totals	$(5,381)	$3,170

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $5,613,503 and $4,963,105, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,336	$62
Class M	-%	.25%	1,053	18
Class C	.75%	.25%	6,291	471
			$9,680	$551

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$87
Class M	15
Class C(a)	43
$145

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,484.16
Class M	643.15
Class C	946.15
Fidelity Strategic Income Fund	1,532.10
Class I	4,210.16
	$8,815

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $127.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $6. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $4 (including an amount less than five hundred dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018(a)	Year ended December 31, 2017
From net investment income
Class A	$26,617	$67,327
Class M	12,025	27,804
Class C	13,248	31,773
Fidelity Strategic Income Fund	48,706	–
Class I	80,691	144,663
Total	$181,287	$271,567
From net realized gain
Class A	$1,851	$15,922
Class M	832	7,151
Class C	1,274	10,814
Class I	4,983	41,031
Total	$8,940	$74,918

 (a) Distributions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to June 30, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018 (a)	Year ended December 31, 2017	Six months ended June 30, 2018 (a)	Year ended December 31, 2017
Class A
Shares sold	11,700	27,580	$142,754	$336,996
Reinvestment of distributions	2,250	6,569	27,363	80,569
Shares redeemed	(19,367)	(138,920)	(236,084)	(1,686,483)
Net increase (decrease)	(5,417)	(104,771)	$(65,967)	$(1,268,918)
Class M
Shares sold	4,616	9,613	$56,333	$117,776
Reinvestment of distributions	1,031	2,773	12,530	34,035
Shares redeemed	(7,287)	(23,608)	(88,913)	(287,908)
Net increase (decrease)	(1,640)	(11,222)	$(20,050)	$(136,097)
Class C
Shares sold	6,511	11,502	$79,490	$140,589
Reinvestment of distributions	1,129	3,205	13,697	39,257
Shares redeemed	(14,051)	(24,793)	(170,807)	(302,783)
Net increase (decrease)	(6,411)	(10,086)	$(77,620)	$(122,937)
Fidelity Strategic Income Fund
Shares sold	78,299	–	$951,959	$–
Issued in exchange for the shares of Fidelity Strategic Income Fund	699,236	–	8,586,618	–
Reinvestment of distributions	3,445	–	42,033	–
Shares redeemed	(39,677)	–	(484,695)	–
Net increase (decrease)	741,303	–	$9,095,915	$–
Class I
Shares sold	74,904	236,266	$926,449	$2,921,087
Reinvestment of distributions	6,399	13,807	78,870	172,124
Shares redeemed	(52,254)	(81,126)	(645,132)	(1,007,029)
Net increase (decrease)	29,049	168,947	$360,187	$2,086,182

 (a) Share transactions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to June 30, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Merger Information.

On April 27, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Strategic Income Fund ("Target Fund") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of an additional class of shares that commenced sale of shares on April 13, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $8,586,618 including securities of $8,042,146 and unrealized appreciation of $83,150 were combined with the Fund's net assets of $9,167,312 for total net assets after the acquisition of $17,753,930.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 323,265
Total net realized gain (loss)	41,011
Total change in net unrealized appreciation (depreciation)	(548,149)
Net increase (decrease) in net assets resulting from operations	$(183,873)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

15. Litigation.

The Fund, the Target Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $44,580 received by the Fund and the Target Fund in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I, and for the period (April 13, 2018 to June 30, 2018) for Fidelity Strategic Income Fund.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period
Class A	.98%
Actual		$1,000.00	$989.00	4.83B
Hypothetical-C		$1,000.00	1,019.93	4.91D
Class M	.98%
Actual		$1,000.00	$989.80	4.83B
Hypothetical-C		$1,000.00	1,019.93	4.91D
Class C	1.73%
Actual		$1,000.00	$986.10	8.52B
Hypothetical-C		$1,000.00	1,016.22	8.65D
Fidelity Strategic Income Fund	.70%
Actual		$1,000.00	$989.70	1.51B
Hypothetical-C		$1,000.00	1,021.32	3.51D
Class I	.74%
Actual		$1,000.00	$990.60	3.65B
Hypothetical-C		$1,000.00	$1,021.12	3.71D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I, and multiplied by 79/365 (to reflect the period April 13, 2018 to June 30, 2018) for Fidelity Strategic Income Fund. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Income Fund (Target Fund) voted to pay on April 27th, 2018, to shareholders of record at the opening of business on April 26th, 2018, a distribution of $.067 per share derived from capital gains realized from sales of portfolio securities.

The Target Fund hereby designates as a capital gain dividend with respect to the taxable year ended April 27th, 2018 $21,330,114, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The Target Fund designates $80,209,514 of distributions paid during the period January 1st, 2018 to April 27th, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The Target Fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SI-SANN-0818
1.705747.120

Fidelity Advisor® Strategic Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	15.8
Ginnie Mae guaranteed REMIC pass-thru certificates	2.6
Freddie Mac	2.1
Japan Government	2.1
Fannie Mae	1.5
24.1

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	12.6
Consumer Discretionary	9.8
Energy	8.3
Information Technology	5.3
Materials	4.8

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations*	22.8%
AAA,AA,A	8.2%
BBB	6.1%
BB	20.9%
B	21.2%
CCC,CC,C	5.9%
Not Rated	1.6%
Equities	6.7%
Short-Term Investments and Net Other Assets	6.6%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Preferred Securities	4.4%
Corporate Bonds	35.6%
U.S. Government and U.S. Government Agency Obligations***	22.8%
Foreign Government & Government Agency Obligations	12.4%
Bank Loan Obligations	10.5%
Stocks	6.7%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Foreign investments - 30.6%

 ** Futures and Swaps - 2.1%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$2,010	$1,306
Media - 0.2%
DISH Network Corp. 3.375% 8/15/26		44,250	42,860
TOTAL CONSUMER DISCRETIONARY			44,166
Nonconvertible Bonds - 35.1%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Allison Transmission, Inc. 5% 10/1/24 (c)		7,960	7,831
Delphi Technologies PLC 5% 10/1/25 (c)		7,945	7,578
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		1,968	1,761
Metalsa SA de CV 4.9% 4/24/23 (c)		19,202	18,674
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		2,620	2,477
Tenneco, Inc. 5% 7/15/26		5,815	5,193
			43,514
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		18,205	16,202
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	2,015
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (c)		20,420	21,786
Hotels, Restaurants & Leisure - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		24,505	23,187
Boyd Gaming Corp. 6% 8/15/26 (c)		3,845	3,792
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	4,068
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,791
Churchill Downs, Inc. 4.75% 1/15/28 (c)		5,405	5,000
Eldorado Resorts, Inc. 6% 4/1/25		7,415	7,424
FelCor Lodging LP 6% 6/1/25		7,895	8,092
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		13,655	13,657
8.75% 10/1/25 (c)		14,520	14,915
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		10,820	10,631
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,823
4.875% 4/1/27		5,210	5,028
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		1,815	1,897
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		5,590	5,283
5% 6/1/24 (c)		6,145	6,066
5.25% 6/1/26 (c)		6,145	6,053
LHMC Finco SARL 7.875% 12/20/23 (c)		7,190	7,001
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		5,255	5,465
MCE Finance Ltd. 4.875% 6/6/25 (c)		12,555	11,858
Merlin Entertainments PLC 5.75% 6/15/26 (c)		7,215	7,324
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	4,799
MGM Mirage, Inc. 5.75% 6/15/25		8,985	9,075
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		1,475	1,390
Scientific Games Corp.:
5% 10/15/25 (c)		11,375	10,835
10% 12/1/22		15,725	16,778
Silversea Cruises 7.25% 2/1/25 (c)		3,090	3,338
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	3,955
5.5% 4/15/27 (c)		2,160	2,097
Stars Group Holdings BV 7% 7/15/26 (c)(d)		7,670	7,747
Station Casinos LLC 5% 10/1/25 (c)		7,275	6,839
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		5,135	5,186
7.25% 11/30/21 (c)		13,360	13,794
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,208
Voc Escrow Ltd. 5% 2/15/28 (c)		6,285	5,938
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		16,655	15,572
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		9,405	8,979
5.5% 10/1/27 (c)		15,165	14,483
			294,368
Household Durables - 0.5%
Lennar Corp. 4.75% 11/29/27		7,175	6,706
LGI Homes, Inc. 6.875% 7/15/26 (c)		7,205	7,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		16,005	15,805
7% 7/15/24 (c)		4,630	4,728
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		6,160	6,129
Toll Brothers Finance Corp.:
4.375% 4/15/23		19,494	19,104
5.625% 1/15/24		2,345	2,415
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,347
5.875% 6/15/24		11,770	11,682
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	4,376
6% 9/1/23 (c)		4,385	4,329
			84,808
Internet & Direct Marketing Retail - 0.7%
Netflix, Inc.:
4.375% 11/15/26		7,840	7,385
4.875% 4/15/28 (c)		16,980	16,185
5.375% 2/1/21 (c)		7,430	7,637
5.75% 3/1/24		8,265	8,472
5.875% 2/15/25		19,110	19,603
5.875% 11/15/28 (c)		33,180	33,502
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		19,125	18,790
6% 4/1/23		8,385	8,532
6.375% 5/15/25		1,440	1,467
			121,573
Media - 2.0%
Altice SA 7.625% 2/15/25 (c)		10,775	9,913
Altice U.S. Finance SA 5.5% 5/15/26 (c)		21,885	21,119
Block Communications, Inc. 6.875% 2/15/25 (c)		5,740	5,726
Cablevision SA 6.5% 6/15/21 (c)		4,766	4,735
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		18,170	16,626
5.125% 2/15/23		18,635	18,443
5.125% 5/1/23 (c)		10,230	10,099
5.125% 5/1/27 (c)		30,755	28,717
5.375% 5/1/25 (c)		10,230	9,898
5.5% 5/1/26 (c)		12,355	11,981
5.75% 9/1/23		4,645	4,680
5.75% 1/15/24		8,170	8,190
5.75% 2/15/26 (c)		13,895	13,652
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)		11,900	11,826
7.5% 4/1/28 (c)		17,995	18,215
CSC Holdings LLC 5.375% 2/1/28 (c)		10,295	9,523
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		7,780	7,298
4.875% 4/11/22 (c)		3,540	3,478
5.125% 3/31/27 (c)		2,505	2,327
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(e)		7,710	5,705
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,980
8.5% 7/15/29		6,265	6,735
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		2,640	2,673
Livent, Inc. 9.375% 10/15/04 (e)(f)		300	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		17,176	16,919
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		4,490	4,412
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,489
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		4,550	4,453
5% 8/1/27 (c)		7,300	6,807
5.375% 4/15/25 (c)		8,845	8,723
5.375% 7/15/26 (c)		7,940	7,642
Tegna, Inc. 5.5% 9/15/24 (c)		6,150	6,150
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		22,130	21,588
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,107
VTR Finance BV 6.875% 1/15/24 (c)		11,640	11,695
WMG Acquisition Corp. 5.625% 4/15/22 (c)		1,633	1,670
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		825	771
6% 1/15/27 (c)		7,930	7,325
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		15,855	14,810
			371,100
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,856
Sonic Automotive, Inc.:
5% 5/15/23		1,485	1,418
6.125% 3/15/27		3,700	3,497
			10,771
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (c)		2,035	1,877
TOTAL CONSUMER DISCRETIONARY			968,014
CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,295	1,289
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (c)		25,300	23,561
Minerva Luxembourg SA 6.5% 9/20/26 (c)		4,515	4,137
			27,698
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,569
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	6,120
5.15% 3/15/34		7,265	6,738
5.375% 3/15/44		7,275	6,420
JBS Investments GmbH:
7.25% 4/3/24 (c)		27,930	27,051
7.75% 10/28/20 (c)		6,625	6,741
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		14,440	13,429
5.875% 7/15/24 (c)		4,435	4,235
6.75% 2/15/28 (c)		10,725	10,132
7.25% 6/1/21 (c)		2,630	2,656
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		5,230	5,086
4.875% 11/1/26 (c)		5,285	5,140
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		12,675	12,168
5.875% 9/30/27 (c)		4,230	3,923
Post Holdings, Inc.:
5% 8/15/26 (c)		12,030	11,218
5.5% 3/1/25 (c)		6,385	6,233
5.75% 3/1/27 (c)		4,885	4,714
TreeHouse Foods, Inc. 4.875% 3/15/22		3,135	3,139
			144,712
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		5,285	5,193
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		8,445	8,339
			13,532
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,599
Tobacco - 0.1%
BAT International Finance PLC 2.25% 1/16/30	EUR	20,138	23,413
TOTAL CONSUMER STAPLES			213,243
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Borets Finance DAC 6.5% 4/7/22 (c)		3,625	3,607
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		7,195	7,222
Ensco PLC:
4.5% 10/1/24		8,597	7,082
5.2% 3/15/25		5,325	4,420
5.75% 10/1/44		7,690	5,431
7.75% 2/1/26		7,920	7,482
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,450
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	6,029
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	10,923
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		5,877	4,378
Jonah Energy LLC 7.25% 10/15/25 (c)		7,585	6,125
Noble Holding International Ltd.:
6.2% 8/1/40		3,010	2,167
7.875% 2/1/26 (c)		14,040	14,461
7.95% 4/1/25 (b)		6,740	6,268
8.95% 4/1/45 (b)		1,500	1,369
SESI LLC 7.75% 9/15/24		4,340	4,454
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		7,125	7,682
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	5,021
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		6,070	5,397
Transocean Guardian Ltd. 5.875% 1/15/24 (c)(d)		10,290	10,264
Transocean, Inc.:
7.5% 1/15/26 (c)		7,620	7,739
9% 7/15/23 (c)		15,685	16,881
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		3,045	2,931
Unit Corp. 6.625% 5/15/21		1,660	1,656
Weatherford International, Inc. 9.875% 3/1/25 (c)		9,000	9,045
			161,484
Oil, Gas & Consumable Fuels - 5.3%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		12,505	13,818
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		3,090	3,113
Antero Resources Corp.:
5.125% 12/1/22		570	571
5.625% 6/1/23 (Reg. S)		7,956	8,055
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	4,015
California Resources Corp. 8% 12/15/22 (c)		3,550	3,222
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,891
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	5,462
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	7,420
5.875% 3/31/25		4,590	4,774
7% 6/30/24		9,150	9,974
Chesapeake Energy Corp.:
8% 12/15/22 (c)		10,988	11,534
8% 1/15/25		4,005	4,079
Citgo Holding, Inc. 10.75% 2/15/20 (c)		38,393	40,841
CNX Midstream Partners LP 6.5% 3/15/26 (c)		3,935	3,827
Concho Resources, Inc. 4.375% 1/15/25		7,710	7,743
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(g)		1,820	1,821
6.5% 5/15/26 (c)		7,215	7,143
6.875% 6/15/25 (c)		3,640	3,736
Continental Resources, Inc. 4.375% 1/15/28		9,010	8,957
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		5,550	5,543
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	18,401
Denbury Resources, Inc.:
4.625% 7/15/23		9,115	7,956
5.5% 5/1/22		23,895	21,983
6.375% 8/15/21		13,425	12,854
9% 5/15/21 (c)		28,815	30,463
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,367
5.375% 5/31/25		3,090	3,090
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		11,115	11,433
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		3,070	2,978
5.75% 1/30/28 (c)		3,090	3,013
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,065
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,534
4.4% 4/1/24		5,980	5,750
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		24,055	24,596
8% 11/29/24 (c)		4,310	4,353
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		4,315	4,520
Frontera Energy Corp. 9.7% 6/25/23 (c)		4,905	4,862
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	5,094
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		5,803	5,831
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	1,921
7% 6/15/23		8,125	8,064
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		2,615	2,455
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		9,140	9,117
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		7,550	7,324
5.75% 10/1/25 (c)		8,135	8,115
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		4,995	5,045
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		8,240	7,972
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		9,120	8,935
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		5,235	2,133
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (c)		3,445	3,445
6.375% 10/24/48 (c)		1,795	1,813
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		15,172	15,419
7.875% 8/1/21 (c)		10,115	10,279
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,583
Newfield Exploration Co.:
5.375% 1/1/26		6,813	6,966
5.625% 7/1/24		1,375	1,449
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		7,455	7,045
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		1,800	1,782
4.875% 8/15/27 (c)		1,800	1,778
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		20,945	19,877
Pan American Energy LLC 7.875% 5/7/21 (c)		11,525	11,831
Parsley Energy LLC/Parsley:
5.25% 8/15/25(c)		4,560	4,480
5.625% 10/15/27 (c)		3,480	3,454
6.25% 6/1/24 (c)		5,070	5,260
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	21,386
7.25% 6/15/25		13,580	14,276
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,163
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,530
Pemex Project Funding Master Trust:
6.625% 6/15/35		19,005	18,577
8.625% 12/1/23 (b)		930	1,060
Petrobras Energia SA 7.375% 7/21/23 (c)		7,185	6,854
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		5,307	4,824
6.125% 1/17/22		7,465	7,592
6.25% 3/17/24		6,500	6,445
8.75% 5/23/26		32,925	35,641
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,383	1,251
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		4,625	1,064
6% 5/16/24 (c)(e)		6,665	1,404
6% 11/15/26 (c)(e)		10,480	2,201
12.75% 2/17/22 (c)(e)		1,010	260
Petroleos Mexicanos:
4.625% 9/21/23		1,230	1,213
4.875% 1/18/24		1,285	1,269
5.5% 1/21/21		2,230	2,296
6.375% 1/23/45		9,705	8,938
6.5% 6/2/41		30,735	28,903
6.625% (c)(h)		8,488	7,999
6.75% 9/21/47		18,719	17,792
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		1,245	1,281
PT Pertamina Persero 6.5% 5/27/41 (c)		1,955	2,057
QEP Resources, Inc. 5.25% 5/1/23		11,035	10,787
Range Resources Corp. 5% 3/15/23		16,915	16,433
RSP Permian, Inc.:
5.25% 1/15/25		2,620	2,801
6.625% 10/1/22		3,430	3,604
Sabine Pass Liquefaction LLC:
5% 3/15/27		11,900	12,089
5.875% 6/30/26		11,930	12,791
SemGroup Corp.:
6.375% 3/15/25		3,700	3,515
7.25% 3/15/26		6,750	6,615
SM Energy Co.:
5.625% 6/1/25		3,965	3,826
6.75% 9/15/26		3,175	3,183
Southern Star Central Corp. 5.125% 7/15/22 (c)		4,930	4,918
Southwestern Energy Co.:
4.1% 3/15/22		11,980	11,441
7.5% 4/1/26		5,460	5,651
7.75% 10/1/27		4,900	5,072
SRC Energy, Inc. 6.25% 12/1/25 (c)		4,370	4,365
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		5,390	5,174
5.5% 2/15/26 (c)		6,865	6,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (c)		7,200	6,696
5.125% 2/1/25		1,885	1,861
5.375% 2/1/27		1,885	1,828
5.875% 4/15/26 (c)		10,820	10,901
Teekay Corp. 8.5% 1/15/20		14,855	15,301
Teine Energy Ltd. 6.875% 9/30/22 (c)		8,820	8,908
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,115
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,400
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		12,505	11,442
Tullow Oil PLC 7% 3/1/25 (c)		3,280	3,109
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		5,480	4,151
7.125% 4/15/25 (c)		3,655	2,568
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		4,965	5,120
WPX Energy, Inc.:
5.25% 9/15/24		6,080	5,981
5.75% 6/1/26		5,410	5,435
6% 1/15/22		12,461	12,959
YPF SA:
7% 12/15/47 (c)		8,650	6,531
8.5% 3/23/21 (c)		5,140	5,225
8.75% 4/4/24 (c)		21,345	21,027
			966,828
TOTAL ENERGY			1,128,312
FINANCIALS - 8.0%
Banks - 2.6%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		5,343	5,216
10.5% 10/19/21 (c)		1,125	1,166
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		3,780	3,414
Banco de Bogota SA 6.25% 5/12/26 (c)		3,475	3,547
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		5,735	5,764
Banco Do Brasil SA:
4.625% 1/15/25 (c)		3,280	3,022
4.875% 4/19/23 (c)		3,280	3,141
Banco Hipotecario SA 9.75% 11/30/20 (c)		21,595	22,271
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,795	12,898
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		4,585	4,033
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	6,150	8,467
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	20,700	23,102
BBVA Bancomer SA 7.25% 4/22/20 (c)		5,550	5,800
Biz Finance PLC 9.625% 4/27/22 (c)		2,025	2,025
BTA Bank JSC 5.5% 12/21/22 (c)		2,640	2,632
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	24,500	28,975
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		5,660	4,604
CIT Group, Inc.:
5% 8/15/22		12,707	12,850
5.375% 5/15/20		587	602
Citigroup, Inc. 1.625% 3/21/28 (Reg. S)	EUR	19,250	22,326
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	266,300	3,692
Fidelity Bank PLC 10.5% 10/16/22 (c)		6,000	5,877
HBOS PLC 4.5% 3/18/30 (b)	EUR	16,290	21,447
ING Groep NV 2% 3/22/30 (b)	EUR	32,800	37,585
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	4,850	5,728
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		6,095	6,034
5.5% 8/6/22 (c)		5,655	5,726
JSC BGEO Group 6% 7/26/23 (c)		9,870	9,819
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	38,000	43,216
PSB Finance SA 5.25% 10/19/19		3,875	3,526
Royal Bank of Scotland Group PLC 3.625% 3/25/24 (Reg. S) (b)	EUR	10,000	11,897
SB Capital SA 5.5% 2/26/24 (b)(c)		5,010	5,013
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		8,073	8,490
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		4,255	3,726
6.25% 4/20/21 (c)		1,650	1,646
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (c)		3,085	2,855
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		2,045	2,032
5.5% 4/21/22 (c)		5,015	4,614
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		3,320	2,967
6.875% 2/3/25 (Reg. S) (b)		10,595	9,442
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	46,090	62,190
Zenith Bank PLC:
6.25% 4/22/19 (c)		20,150	20,160
7.375% 5/30/22 (c)		13,395	13,289
			466,826
Capital Markets - 0.4%
AssuredPartners, Inc. 7% 8/15/25 (c)		2,930	2,820
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		11,970	12,748
Goldman Sachs Group, Inc. 2% 3/22/28	EUR	15,350	18,241
JAB Holdings BV 2.5% 6/25/29	EUR	23,400	27,495
MSCI, Inc.:
5.25% 11/15/24 (c)		5,165	5,217
5.75% 8/15/25 (c)		5,060	5,212
			71,733
Consumer Finance - 2.1%
Ally Financial, Inc.:
4.125% 2/13/22		16,620	16,324
4.625% 3/30/25		12,530	12,342
5.125% 9/30/24		39,666	40,360
8% 11/1/31		155,842	185,452
8% 11/1/31		16,761	19,862
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		6,120	6,166
Navient Corp.:
5.875% 10/25/24		20,960	20,253
6.5% 6/15/22		5,655	5,797
7.25% 9/25/23		3,440	3,603
SLM Corp.:
5.5% 1/25/23		29,395	28,881
6.125% 3/25/24		10,325	10,196
7.25% 1/25/22		22,745	23,797
Springleaf Financial Corp. 6.875% 3/15/25		13,600	13,498
			386,531
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		14,000	12,294
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		8,400	6,720
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		2,775	2,772
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		4,800	5,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		33,705	33,747
6% 8/1/20		13,675	13,846
6.25% 2/1/22		12,145	12,388
6.375% 12/15/25		32,405	32,446
6.75% 2/1/24		6,490	6,539
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		4,875	4,936
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		5,220	5,090
5% 1/15/28 (c)		5,270	4,980
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		6,940	6,695
Sistema International Funding SA 6.95% 5/17/19 (c)		12,380	12,223
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		21,015	23,340
Sparc Em Spc 0% 12/5/22 (c)		870	778
TMK Capital SA 6.75% 4/3/20 (Reg. S)		4,375	4,417
Valvoline, Inc. 5.5% 7/15/24		2,920	2,949
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		6,205	5,926
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		11,000	10,670
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	19,800	24,839
			232,599
Insurance - 1.3%
ACE INA Holdings, Inc.:
1.55% 3/15/28	EUR	16,050	18,592
2.5% 3/15/38	EUR	8,000	9,402
Acrisure LLC 7% 11/15/25 (c)		10,530	9,582
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		20,060	20,709
AmWINS Group, Inc. 7.75% 7/1/26 (c)		3,600	3,654
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	35,900	48,916
Aviva PLC 6.125% 7/5/43 (b)	EUR	8,300	11,444
AXA SA 3.25% 5/28/49 (b)	EUR	17,600	19,719
Centene Escrow Corp. 5.375% 6/1/26 (c)		18,035	18,272
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	34,800	36,624
HUB International Ltd. 7% 5/1/26 (c)		6,980	6,893
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	17,700	21,580
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		7,305	7,268
			232,655
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		6,855	6,581
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	45,455	52,102
TOTAL FINANCIALS			1,449,027
HEALTH CARE - 2.7%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		4,245	4,502
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		3,995	4,065
Hologic, Inc.:
4.375% 10/15/25 (c)		3,700	3,534
4.625% 2/1/28 (c)		2,505	2,355
Teleflex, Inc. 4.625% 11/15/27		2,930	2,766
			12,720
Health Care Providers & Services - 1.6%
Community Health Systems, Inc.:
6.875% 2/1/22		27,337	13,942
8.125% 6/30/24 (c)		26,077	21,546
8.625% 1/15/24 (c)		18,010	18,057
11% 6/30/23 (c)(i)		3,420	3,082
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	11,302
5.25% 4/15/25		25,000	25,000
5.25% 6/15/26		9,875	9,808
5.375% 2/1/25		16,315	16,065
5.875% 3/15/22		10,760	11,217
5.875% 5/1/23		13,255	13,752
5.875% 2/15/26		20,110	20,286
7.5% 2/15/22		22,305	24,257
HealthSouth Corp. 5.75% 11/1/24		17,225	17,235
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		4,280	4,387
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		24,195	24,951
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		6,300	6,363
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,390	1,239
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,573
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		3,640	3,448
6.875% 11/15/31		21,360	19,438
7.5% 1/1/22 (c)		4,490	4,670
THC Escrow Corp. III 5.125% 5/1/25 (c)		3,640	3,460
Vizient, Inc. 10.375% 3/1/24 (c)		8,645	9,531
Wellcare Health Plans, Inc. 5.25% 4/1/25		5,705	5,676
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		3,635	3,471
			296,756
Pharmaceuticals - 1.0%
Bayer AG 2.125% 12/15/29 (Reg. S)	EUR	23,500	27,805
Catalent Pharma Solutions 4.875% 1/15/26 (c)		2,365	2,271
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		2,805	2,938
NVA Holdings, Inc. 6.875% 4/1/26 (c)		3,860	3,836
Teva Pharmaceutical Finance Co. BV 3.65% 11/10/21		1,950	1,867
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710	8,341
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685	3,552
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		42,825	42,204
5.875% 5/15/23 (c)		30,835	28,966
6.5% 3/15/22 (c)		7,395	7,654
7% 3/15/24 (c)		11,095	11,605
8.5% 1/31/27 (c)		7,200	7,308
9% 12/15/25 (c)		28,010	29,060
			177,407
TOTAL HEALTH CARE			491,385
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		2,610	2,620
BWX Technologies, Inc. 5.375% 7/15/26 (c)		4,990	5,052
DAE Funding LLC:
4% 8/1/20 (c)		4,185	4,138
4.5% 8/1/22 (c)		5,230	5,073
5% 8/1/24 (c)		7,200	6,916
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		7,455	7,711
KLX, Inc. 5.875% 12/1/22 (c)		21,280	22,105
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		21,085	21,375
TransDigm, Inc.:
6.375% 6/15/26		23,460	23,284
6.5% 5/15/25		9,710	9,819
			108,093
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		12,630	12,756
XPO Logistics, Inc. 6.125% 9/1/23 (c)		6,235	6,366
			19,122
Airlines - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		2,094	2,134
Allegiant Travel Co. 5.5% 7/15/19		2,440	2,452
Azul Investments LLP 5.875% 10/26/24 (c)		3,505	2,970
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		417	432
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		3,170	3,483
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,578	3,586
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,877	6,545
Series 2012-2 Class B, 6.75% 6/3/21		2,594	2,736
Series 2013-1 Class B, 5.375% 11/15/21		3,393	3,469
			27,807
Building Products - 0.1%
Jeld-Wen, Inc.:
4.625% 12/15/25 (c)		1,510	1,438
4.875% 12/15/27 (c)		1,510	1,404
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		2,605	2,608
6.125% 4/1/25 (c)		2,605	2,592
USG Corp. 4.875% 6/1/27 (c)		930	951
			8,993
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		6,910	6,875
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		1,275	1,291
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		2,830	2,681
Covanta Holding Corp.:
5.875% 3/1/24		5,895	5,807
5.875% 7/1/25		1,995	1,925
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		12,195	11,951
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		6,210	5,931
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		6,490	6,636
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		2,315	2,246
Tervita Escrow Corp. 7.625% 12/1/21 (c)		3,225	3,290
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,660
			55,293
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		7,490	7,059
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		14,155	15,060
Cementos Progreso Trust 7.125% 11/6/23 (c)		5,005	5,155
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		18,549	6,399
5.25% 6/27/29 (c)		6,800	2,312
7.125% 6/26/42 (c)		16,424	5,748
			41,733
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		8,215	8,277
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		2,850	2,875
Machinery - 0.1%
U.S.A. Compression Partners LP 6.875% 4/1/26 (c)		2,590	2,681
Xerium Technologies, Inc. 9.5% 8/15/21		12,035	12,697
			15,378
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		2,000	1,635
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		7,680	7,430
			9,065
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		3,175	3,028
4.75% 2/15/25 (c)		5,820	5,762
			8,790
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		2,840	2,981
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		4,510	4,538
5.5% 2/15/22		8,035	8,243
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		8,175	8,367
Avantor, Inc. 6% 10/1/24 (c)		7,285	7,206
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,339
United Rentals North America, Inc. 5.5% 5/15/27		4,980	4,831
			38,524
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		5,890	5,651
TOTAL INDUSTRIALS			352,582
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		21,050	21,313
8.625% 5/6/19 (Reg. S)		200	203
Commscope Technologies LLC 5% 3/15/27 (c)		7,930	7,464
			28,980
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		17,350	20,755
TTM Technologies, Inc. 5.625% 10/1/25 (c)		2,440	2,379
			23,134
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		15,325	16,551
Camelot Finance SA 7.875% 10/15/24 (c)		3,540	3,549
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	1,985
5.375% 3/15/27		1,700	1,687
GTT Communications, Inc. 7.875% 12/31/24 (c)		3,670	3,633
			27,405
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	3,910
Gartner, Inc. 5.125% 4/1/25 (c)		3,685	3,667
			7,577
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		9,030	9,165
4.625% 6/1/23 (c)		7,325	7,389
Qorvo, Inc. 7% 12/1/25		17,979	19,327
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		7,880	8,195
Versum Materials, Inc. 5.5% 9/30/24 (c)		4,105	4,162
			48,238
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		2,480	2,502
CDK Global, Inc. 5.875% 6/15/26		2,670	2,727
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		13,310	13,974
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		2,820	2,904
Open Text Corp. 5.875% 6/1/26 (c)		6,000	6,120
Parametric Technology Corp. 6% 5/15/24		2,430	2,527
Symantec Corp. 5% 4/15/25 (c)		6,360	6,160
			36,914
TOTAL INFORMATION TECHNOLOGY			172,248
MATERIALS - 3.5%
Chemicals - 1.1%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		4,935	5,059
Hexion, Inc. 10.375% 2/1/22 (c)		2,845	2,788
LSB Industries, Inc. 9.625% 5/1/23 (c)		3,600	3,627
Momentive Performance Materials, Inc.:
3.88% 10/24/21		81,725	85,811
4.69% 4/24/22		26,320	28,097
10% 10/15/20 (e)(f)		26,320	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(f)		81,725	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		9,095	8,640
5.25% 6/1/27 (c)		7,795	7,264
OCI NV 6.625% 4/15/23 (c)		3,185	3,235
OCP SA 5.625% 4/25/24 (c)		2,410	2,463
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		6,370	5,788
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		10,955	10,709
6.5% 2/1/22 (c)		7,875	8,013
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		5,880	5,983
The Chemours Co. LLC 5.375% 5/15/27		3,005	2,907
TPC Group, Inc. 8.75% 12/15/20 (c)		13,585	13,449
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,569
			195,402
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (c)		3,850	3,898
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		7,550	8,180
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	6,944	8,191
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		3,060	2,876
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,885
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		4,730	4,842
			31,872
Containers & Packaging - 0.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		4,205	4,279
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		7,975	7,885
6% 6/30/21 (c)		2,530	2,558
6% 2/15/25 (c)		12,600	12,269
7.25% 5/15/24 (c)		14,245	14,815
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,858
7.5% 12/15/96		7,695	7,714
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		3,410	3,282
Mondi Finance PLC 1.625% 4/27/26 (Reg. S)	EUR	15,650	18,331
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		2,090	1,923
Sealed Air Corp. 5.25% 4/1/23 (c)		4,710	4,804
			95,718
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		2,110	2,123
6.75% 9/30/24 (c)		5,350	5,642
7% 9/30/26 (c)		4,430	4,696
Aleris International, Inc. 6% 6/1/20 (c)(f)		63	63
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	23,125	26,502
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		5,655	5,811
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		7,215	6,962
5.75% 3/1/25		7,280	6,898
Commercial Metals Co. 5.75% 4/15/26 (c)		5,405	5,216
Constellium NV 5.875% 2/15/26 (c)		2,955	2,852
CSN Islands XI Corp. 6.875% 9/21/19 (c)		11,845	11,697
CSN Resources SA 6.5% 7/21/20 (c)		11,570	10,775
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		4,450	4,740
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		2,405	2,476
10.375% 4/7/19 (c)		581	598
10.375% 4/7/19 (Reg. S)		1,658	1,707
10.375% 4/7/19 (Reg. S)		2,243	2,309
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		5,405	5,216
6.875% 3/1/26 (c)		5,405	5,175
7% 2/15/21 (c)		9,510	9,605
7.25% 5/15/22 (c)		5,575	5,631
7.25% 4/1/23 (c)		15,225	15,225
7.5% 4/1/25 (c)		9,215	9,094
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		4,780	4,613
5.125% 3/15/23 (c)		7,615	7,387
5.125% 5/15/24 (c)		5,885	5,598
Freeport-McMoRan, Inc.:
3.55% 3/1/22		4,000	3,800
3.875% 3/15/23		11,995	11,335
5.4% 11/14/34		3,770	3,421
5.45% 3/15/43		24,675	21,645
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		6,372	6,355
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		2,770	2,790
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		5,225	5,721
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		4,505	4,956
Lundin Mining Corp. 7.875% 11/1/22 (c)		400	419
Metinvest BV 7.75% 4/23/23 (c)		25,095	23,564
Murray Energy Corp. 11.25% 4/15/21 (c)		7,965	4,699
Polyus Finance PLC 5.25% 2/7/23 (c)		8,990	8,771
Stillwater Mining Co.:
6.125% 6/27/22 (c)		10,830	9,649
7.125% 6/27/25 (c)		4,755	4,167
United States Steel Corp. 6.25% 3/15/26		7,180	7,081
Vedanta Resources PLC:
6.375% 7/30/22 (c)		10,780	10,268
8.25% 6/7/21 (c)		6,340	6,625
VM Holding SA 5.375% 5/4/27 (c)		1,605	1,557
			305,434
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,358
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(e)(f)(g)		4,230	0
11.375% 12/31/2014 (e)(f)		8,220	0
			1,358
TOTAL MATERIALS			629,784
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		5,725	5,711
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		12,160	11,613
5.25% 8/1/26		4,810	4,714
6.375% 3/1/24		2,335	2,446
			24,484
Real Estate Management & Development - 0.5%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	13,400	15,738
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	22,071
Howard Hughes Corp. 5.375% 3/15/25 (c)		7,940	7,791
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		30	31
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		7,985	8,021
Mattamy Group Corp. 6.875% 12/15/23 (c)		5,775	5,854
Shimao Property Holdings Ltd. 4.75% 7/3/22		7,520	7,162
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		13,665	13,665
			80,333
TOTAL REAL ESTATE			104,817
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 3.15% 9/4/36	EUR	21,550	25,197
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		6,675	6,325
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		2,835	2,718
Citizens Communications Co.:
7.875% 1/15/27		7,400	4,311
9% 8/15/31		7,200	4,716
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		3,629	3,605
Frontier Communications Corp. 8.5% 4/1/26 (c)		18,610	17,959
GCI, Inc. 6.875% 4/15/25		8,000	8,282
GTH Finance BV:
6.25% 4/26/20 (c)		3,265	3,324
7.25% 4/26/23 (c)		15,025	15,551
Lynx II Corp. 6.375% 4/15/23 (c)		3,375	3,375
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		3,445	3,380
Sable International Finance Ltd. 6.875% 8/1/22 (c)		36,005	37,074
SFR Group SA:
6.25% 5/15/24 (c)		34,670	33,673
7.375% 5/1/26 (c)		60,100	58,760
Sprint Capital Corp.:
6.875% 11/15/28		17,187	16,500
8.75% 3/15/32		23,773	25,437
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		7,090	7,232
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		14,400	13,104
U.S. West Communications:
6.875% 9/15/33		4,080	3,826
7.25% 9/15/25		955	1,020
7.25% 10/15/35		2,660	2,593
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		8,745	8,309
Verizon Communications, Inc. 2.875% 1/15/38	EUR	11,650	13,366
Virgin Media Finance PLC 4.875% 2/15/22		10,085	9,593
			329,230
Wireless Telecommunication Services - 1.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	69,100	3,181
Comcel Trust 6.875% 2/6/24 (c)		9,890	10,135
Digicel Group Ltd.:
6% 4/15/21 (c)		1,615	1,464
6.75% 3/1/23 (c)		2,760	2,291
Intelsat Jackson Holdings SA:
5.5% 8/1/23		16,050	14,400
9.75% 7/15/25 (c)		9,165	9,669
Millicom International Cellular SA 6% 3/15/25 (c)		13,305	13,388
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,670	2,673
MTS International Funding Ltd. 5% 5/30/23 (c)		2,625	2,561
Sprint Communications, Inc. 6% 11/15/22		21,320	21,133
Sprint Corp.:
7.125% 6/15/24		40,417	40,805
7.625% 2/15/25		22,495	23,057
7.625% 3/1/26		14,410	14,680
7.875% 9/15/23		20,450	21,204
T-Mobile U.S.A., Inc.:
6% 4/15/24		11,990	12,410
6.375% 3/1/25		36,809	38,105
6.5% 1/15/24		33,658	35,173
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650	5,521
			271,850
TOTAL TELECOMMUNICATION SERVICES			601,080
UTILITIES - 1.3%
Electric Utilities - 0.1%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	15,575	17,143
InterGen NV 7% 6/30/23 (c)		3,275	3,226
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450	2,946
Pampa Holding SA 7.5% 1/24/27 (c)		3,500	3,150
			26,465
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	18,127
8% 3/1/32		9,400	12,141
			30,268
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 5.25% 6/1/26 (c)		7,205	6,791
Dynegy, Inc.:
7.375% 11/1/22		25,100	26,230
7.625% 11/1/24		28,585	30,479
8% 1/15/25 (c)		13,465	14,454
8.125% 1/30/26 (c)		14,540	15,794
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,825	4,644
4.5% 9/15/27 (c)		3,355	3,137
NRG Energy, Inc.:
5.75% 1/15/28 (c)		20,240	19,886
6.625% 1/15/27		15,685	16,116
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		3,540	3,531
Talen Energy Supply LLC:
6.5% 6/1/25		6,465	4,930
10.5% 1/15/26 (c)		5,040	4,492
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		3,700	3,571
5% 1/31/28 (c)		3,715	3,520
6.625% 6/15/25 (b)(c)		5,560	5,921
The AES Corp.:
4% 3/15/21		5,405	5,378
4.5% 3/15/23		5,405	5,358
			174,232
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	5,300	9,014
TOTAL UTILITIES			239,979

TOTAL NONCONVERTIBLE BONDS			6,350,471

TOTAL CORPORATE BONDS
(Cost $6,388,873)			6,394,637

U.S. Government and Government Agency Obligations - 16.2%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,659
5.375% 4/1/56		3,503	4,712

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,371

U.S. Treasury Obligations - 15.8%
U.S. Treasury Bonds:
stripped coupon 2/15/34		23,270	14,564
2.5% 2/15/46		30,522	27,721
2.75% 8/15/47 (j)		131,363	125,221
2.75% 11/15/47		33,000	31,454
2.875% 8/15/45		49,759	48,717
3% 11/15/44		5,258	5,272
3% 11/15/45		1,000	1,003
3% 5/15/47		20,500	20,538
3% 2/15/48		25,374	25,433
3.125% 5/15/48		29,594	30,388
3.625% 2/15/44 (k)(l)		137,690	153,438
4.25% 5/15/39		68,800	82,909
4.75% 2/15/37 (k)		53,495	67,744
5.25% 2/15/29 (k)		21,406	26,051
6.125% 8/15/29 (k)(l)		60,923	79,685
7.5% 11/15/24		5,690	7,249
7.875% 2/15/21		12,150	13,765
8.125% 5/15/21		9,286	10,689
U.S. Treasury Notes:
1.125% 9/30/21		90,448	86,169
1.25% 5/31/19		2,000	1,981
1.375% 2/29/20		10,262	10,072
1.375% 4/30/20		65,349	64,011
1.375% 1/31/21		3,000	2,908
1.375% 8/31/23		11,000	10,272
1.5% 10/31/19		33,632	33,214
1.5% 4/15/20		64,333	63,190
1.5% 7/15/20		90,138	88,272
1.5% 8/15/26		4,276	3,861
1.625% 6/30/20		1,783	1,751
1.625% 8/31/22		27,162	26,007
1.625% 5/31/23		19,717	18,713
1.75% 12/31/20		1,389	1,361
1.75% 5/31/22		38,000	36,663
1.75% 6/30/22 (j)		69,894	67,374
1.875% 1/31/22		32,728	31,831
1.875% 3/31/22		215,812	209,582
1.875% 7/31/22		63,433	61,394
1.875% 9/30/22		19,000	18,364
2% 1/31/20		8,000	7,940
2% 9/30/20		128,380	126,770
2% 1/15/21		41,007	40,403
2% 12/31/21		135,102	132,078
2% 7/31/22		3,557	3,460
2% 10/31/22		53,500	51,937
2% 8/15/25		10,027	9,496
2% 11/15/26		83,388	78,121
2.125% 6/30/21		21,000	20,695
2.125% 7/31/24		161,361	155,285
2.125% 5/15/25		17,843	17,071
2.25% 2/29/20		25,500	25,394
2.25% 7/31/21		102,019	100,859
2.25% 12/31/24		103,948	100,501
2.25% 2/15/27		12,502	11,927
2.25% 8/15/27		28,284	26,912
2.25% 11/15/27		18,544	17,621
2.375% 4/15/21		74,550	74,067
2.375% 5/15/27		13,745	13,232
2.5% 3/31/23		44,950	44,486
2.625% 5/15/21		10,000	10,000
2.75% 4/30/23		46,020	46,051
2.75% 5/31/23		36,000	36,032
2.75% 2/15/28		830	823
2.875% 4/30/25		93,955	94,304
2.875% 5/15/28		7,980	7,992
3.625% 8/15/19		4,982	5,049

TOTAL U.S. TREASURY OBLIGATIONS			2,867,337

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.2727% 12/7/20 (NCUA Guaranteed) (b)(g)		1,823	1,826
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.3727% 1/8/20 (NCUA Guaranteed) (b)(g)		3,614	3,621
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		48,700	49,622

TOTAL OTHER GOVERNMENT RELATED			55,069

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,985,063)			2,929,777

U.S. Government Agency - Mortgage Securities - 3.4%
Fannie Mae - 1.8%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(g)		30	31
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(g)		27	27
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(g)		141	144
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(g)		36	37
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(g)		46	48
12 month U.S. LIBOR + 1.617% 3.514% 3/1/33 (b)(g)		99	103
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(g)		59	62
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(g)		94	97
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (b)(g)		345	356
12 month U.S. LIBOR + 1.728% 3.672% 11/1/36 (b)(g)		32	33
12 month U.S. LIBOR + 1.745% 3.636% 7/1/35 (b)(g)		139	145
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (b)(g)		370	381
12 month U.S. LIBOR + 1.800% 2.732% 1/1/42 (b)(g)		1,126	1,172
12 month U.S. LIBOR + 1.800% 3.583% 7/1/41 (b)(g)		298	309
12 month U.S. LIBOR + 1.818% 2.686% 2/1/42 (b)(g)		1,530	1,591
12 month U.S. LIBOR + 1.818% 3.046% 9/1/41 (b)(g)		166	172
12 month U.S. LIBOR + 1.818% 3.539% 7/1/41 (b)(g)		242	255
12 month U.S. LIBOR + 1.830% 3.361% 10/1/41 (b)(g)		141	146
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(g)		17	18
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (b)(g)		280	296
12 month U.S. LIBOR + 2.176% 4.193% 8/1/35 (b)(g)		269	279
6 month U.S. LIBOR + 1.550% 3.403% 9/1/33 (b)(g)		432	444
6 month U.S. LIBOR + 1.550% 3.818% 11/1/35 (b)(g)		204	208
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (b)(g)		19	20
3% 11/1/46 to 5/1/48		21,673	21,004
3.5% 7/1/32 to 3/1/48		22,825	22,939
3.5% 7/1/48 (d)		9,350	9,304
4% 7/1/48 (d)		28,331	28,882
4% 7/1/48 (d)		26,769	27,289
4.5% 11/1/25 to 6/1/41		4,898	5,109
4.5% 7/1/48 (d)		80,850	84,180
4.5% 8/1/48 (d)		80,850	84,041
5% 2/1/22 to 5/1/22		17	18
5.5% 12/1/39 to 5/1/44		27,411	29,866
6% 1/1/34 to 6/1/36		3,188	3,531
6.5% 2/1/22 to 8/1/36		4,835	5,395
7.5% 1/1/28		25	28

TOTAL FANNIE MAE			327,960

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(g)		75	77
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(g)		30	31
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		63	65
12 month U.S. LIBOR + 1.754% 3.086% 9/1/41 (b)(g)		1,613	1,662
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(g)		65	68
12 month U.S. LIBOR + 1.874% 3.712% 10/1/42 (b)(g)		903	943
12 month U.S. LIBOR + 1.877% 4.21% 4/1/41 (b)(g)		135	139
12 month U.S. LIBOR + 1.880% 3.056% 10/1/41 (b)(g)		1,173	1,224
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (b)(g)		180	185
12 month U.S. LIBOR + 1.910% 3.331% 6/1/41 (b)(g)		169	178
12 month U.S. LIBOR + 1.910% 3.894% 6/1/41 (b)(g)		240	252
12 month U.S. LIBOR + 1.910% 4.365% 5/1/41 (b)(g)		265	275
12 month U.S. LIBOR + 1.910% 4.479% 5/1/41 (b)(g)		173	183
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(g)		107	114
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(g)		69	70
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (b)(g)		73	75
6 month U.S. LIBOR + 1.685% 3.865% 1/1/37 (b)(g)		341	351
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(g)		96	99
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (b)(g)		26	26
6 month U.S. LIBOR + 1.932% 3.84% 10/1/36 (b)(g)		313	325
6 month U.S. LIBOR + 1.976% 4.073% 10/1/35 (b)(g)		215	224
6 month U.S. LIBOR + 2.010% 4.174% 5/1/37 (b)(g)		371	382
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (b)(g)		268	280
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(g)		109	114
6 month U.S. LIBOR + 2.066% 4.336% 6/1/37 (b)(g)		71	74
6 month U.S. LIBOR + 2.755% 4.845% 10/1/35 (b)(g)		50	53
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.899% 6/1/33 (b)(g)		279	290
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(g)		4	4
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		174	185
3% 11/1/33		9,176	9,101
3.5% 7/1/32		4,972	5,024
6% 1/1/24		936	983
6.5% 9/1/21 to 3/1/22		265	277

TOTAL FREDDIE MAC			23,333

Ginnie Mae - 1.5%
6% 6/15/36		4,111	4,587
7% 9/15/25 to 8/15/31		16	18
7.5% 2/15/22 to 8/15/28		32	36
8% 12/15/26		0	0
3% 12/20/47 to 3/20/48		23,578	23,077
3.5% 1/20/48		25,131	25,241
4.312% 8/20/61 (b)(m)		1,115	1,120
4.5% 7/1/48 (d)		31,850	33,100
4.5% 7/1/48 (d)		79,700	82,829
4.5% 7/1/48 (d)		22,650	23,539
4.5% 7/1/48 (d)		2,800	2,910
4.5% 7/1/48 (d)		30,700	31,905
4.5% 7/1/48 (d)		1,150	1,195
4.5% 7/1/48 (d)		22,650	23,539
4.5% 7/1/48 (d)		2,800	2,910
4.618% 2/20/62 (b)(m)		1,718	1,741
4.677% 2/20/62 (b)(m)		2,213	2,233
4.716% 1/20/62 (b)(m)		9,208	9,294
5.47% 8/20/59 (b)(m)		19	19

TOTAL GINNIE MAE			269,293

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $620,283)			620,586

Asset-Backed Securities - 0.9%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4488% 6/28/23 (b)(c)(g)		$18,741	$18,643
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.46% 5/25/25 (b)(g)		4,446	4,439
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.5% 5/28/30 (b)(g)		2,384	2,382
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.49% 2/25/32 (b)(g)		2,866	2,863
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.4095% 4/25/22 (b)(g)		529	530
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3911% 7/26/66 (b)(c)(g)		5,891	5,896
Class A2, 1 month U.S. LIBOR + 0.600% 2.6911% 7/26/66 (b)(c)(g)		11,684	11,772
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.2811% 3/25/67 (b)(c)(g)		13,802	13,798
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5888% 7/28/21 (b)(g)		27,160	27,167
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8295% 1/26/26 (b)(g)		67,095	67,255
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.6111% 3/25/26 (b)(g)		4,056	4,067
TOTAL ASSET-BACKED SECURITIES
(Cost $158,706)			158,812

Collateralized Mortgage Obligations - 2.8%
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.0211% 6/25/36 (b)(g)		4,414	4,497
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		470	501
Series 2005-19 Class PA, 5.5% 7/25/34		792	809
Series 2005-64 Class PX, 5.5% 6/25/35		1,124	1,181
Series 2005-68 Class CZ, 5.5% 8/25/35		4,397	4,775
Series 2010-118 Class PB, 4.5% 10/25/40		4,399	4,553
Series 2012-149:
Class DA, 1.75% 1/25/43		1,173	1,116
Class GA, 1.75% 6/25/42		1,169	1,110
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		771	799
Series 2004-91 Class Z, 5% 12/25/34		3,840	4,097
Series 2005-117 Class JN, 4.5% 1/25/36		649	672
Series 2005-14 Class ZB, 5% 3/25/35		1,468	1,566
Series 2006-72 Class CY, 6% 8/25/26		1,108	1,173
Series 2009-59 Class HB, 5% 8/25/39		2,213	2,361
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		107	3
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		145	4
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,242	218
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.0111% 3/25/36 (b)(g)		2,733	2,802
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		453	18
Series 2011-67 Class AI, 4% 7/25/26 (n)		674	59
Series 2012-27 Class EZ, 4.25% 3/25/42		5,716	5,907
Series 2016-26 Class CG, 3% 5/25/46		9,615	9,518
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9733% 2/15/33 (b)(g)		1,377	1,405
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4733% 3/15/34 (b)(g)		1,739	1,749
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		55	58
Series 2996 Class MK, 5.5% 6/15/35		129	137
Series 3415 Class PC, 5% 12/15/37		594	628
Series 3840 Class VA, 4.5% 9/15/27		1,868	1,885
Series 3857 Class ZP, 5% 5/15/41		2,236	2,515
Series 4135 Class AB, 1.75% 6/15/42		873	831
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,415	8,051
Series 2303 Class ZV, 6% 4/15/31		135	146
Series 2877 Class ZD, 5% 10/15/34		4,730	5,041
Series 3745 Class KV, 4.5% 12/15/26		4,989	5,192
Series 3843 Class PZ, 5% 4/15/41		2,266	2,520
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,754	3,845
Series 4341 Class ML, 3.5% 11/15/31		5,287	5,346
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5838% 7/20/37 (b)(g)		927	933
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5638% 1/20/38 (b)(g)		233	234
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9438% 8/20/38 (b)(g)		1,584	1,613
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9838% 9/20/38 (b)(g)		1,347	1,378
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6851% 11/16/39 (b)(g)		989	999
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.6151% 12/16/39 (b)(g)		752	758
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.3056% 7/20/60 (b)(g)(m)		7,087	7,078
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2171% 9/20/60 (b)(g)(m)		8,548	8,530
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2171% 8/20/60 (b)(g)(m)		9,432	9,412
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2971% 12/20/60 (b)(g)(m)		3,162	3,162
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 12/20/60 (b)(g)(m)		5,182	5,197
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 2/20/61 (b)(g)(m)		10,792	10,818
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4071% 2/20/61 (b)(g)(m)		13,089	13,118
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 4/20/61 (b)(g)(m)		4,292	4,305
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4171% 5/20/61 (b)(g)(m)		5,261	5,279
Class FC, 1 month U.S. LIBOR + 0.500% 2.4171% 5/20/61 (b)(g)(m)		4,847	4,863
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4471% 6/20/61 (b)(g)(m)		6,124	6,145
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5171% 10/20/61 (b)(g)(m)		6,614	6,650
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6171% 11/20/61 (b)(g)(m)		5,793	5,842
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6171% 1/20/62 (b)(g)(m)		3,752	3,782
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5471% 1/20/62 (b)(g)(m)		5,563	5,599
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5471% 3/20/62 (b)(g)(m)		3,507	3,527
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5671% 5/20/61 (b)(g)(m)		666	667
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.5171% 8/20/63 (b)(g)(m)		919	924
Class FD, 1 month U.S. LIBOR + 0.600% 2.5171% 8/20/63 (b)(g)(m)		2,417	2,428
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1971% 5/20/63 (b)(g)(m)		5,119	5,120
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1171% 4/20/63 (b)(g)(m)		5,927	5,925
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,195
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,411	167
Series 2017-134 Class BA, 2.5% 11/20/46		1,064	1,020
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	9,883
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)		2,358	2,326
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)		22,849	22,674
Series 2014-H12 Class KA, 2.75% 5/20/64 (m)		3,662	3,611
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4171% 9/20/62 (b)(g)(m)		10,236	10,261
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5671% 11/20/65 (b)(g)(m)		2,070	2,077
Series 2004-22 Class M1, 5.5% 4/20/34		581	717
Series 2010-169 Class Z, 4.5% 12/20/40		4,946	5,165
Series 2010-H15 Class TP, 5.15% 8/20/60 (m)		9,877	10,025
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)		29,312	29,401
Series 2010-H17 Class XP, 5.2972% 7/20/60 (b)(m)		10,526	10,699
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(m)		8,320	8,435
Series 2010-H22 Class LA, 3.75% 10/20/60 (m)		6,403	6,434
Series 2010-H28 Class KA, 3.75% 12/20/60 (m)		13,202	13,276
Series 2012-64 Class KI, 3.5% 11/20/36 (n)		971	71
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8883% 4/20/39 (b)(o)		3,663	3,723
Class ST, 8.800% - 1 month U.S. LIBOR 6.0217% 8/20/39 (b)(o)		11,045	11,331
Series 2013-H07 Class JA, 1.75% 3/20/63 (m)		17,406	17,141
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		12,212	12,149
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		31,140	31,015
Class JA, 2.5% 6/20/65 (m)		2,853	2,839
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(m)		25,852	25,545
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (b)(g)(m)		14,929	14,992
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.6% 8/20/66 (b)(g)(m)		16,446	16,471
Series 2090-118 Class XZ, 5% 12/20/39		10,918	11,885
TOTAL U.S. GOVERNMENT AGENCY
(Cost $504,939)			498,902

Commercial Mortgage Securities - 2.2%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		20,070	19,099
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.2207% 7/25/20 (b)(g)		10,500	10,506
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2007% 10/25/19 (b)(g)		20,900	20,900
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,600	4,708
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	18,399
Series 2018-K731 Class A2, 3.6% 2/25/25		28,930	29,541
Series K006 Class A2, 4.251% 1/25/20		19,443	19,738
Series K069 Class A2, 3.187% 9/25/27		6,500	6,367
Series K071 Class A2, 3.286% 11/25/27		9,000	8,883
Series K072 Class A2, 3.444% 12/25/27		24,806	24,813
Series K073 Class A2, 3.35% 1/25/28		40,200	39,874
Series K155:
Class A1, 3.589% 11/25/29		860	880
Class A2, 3.75% 11/25/32		13,000	13,225
Series K708 Class A2, 2.13% 1/25/19		22,901	22,819
Series K709 Class A2, 2.086% 3/25/19		6,180	6,152
Series K710 Class A2, 1.883% 5/25/19		8,369	8,319
Series K712 Class A2, 1.869% 11/25/19		12,969	12,812
Series K713 Class A2, 2.313% 3/25/20		3,483	3,456
Series K717 Class A2, 2.991% 9/25/21		11,043	11,026
Series 2018-K075 Class A1, 3.568% 10/25/27 (b)		25,437	25,860
Series K076 Class A2, 3.9% 4/25/28		10,000	10,349
Series K077 Class A2, 3.85% 5/25/28		15,500	16,021
Series K504 Class A2, 2.566% 9/25/20		16,261	16,194
Series K704 Class A2, 2.412% 8/25/18		1,662	1,659
Series K705 Class A2, 2.303% 9/25/18		7,431	7,417
Series K706 Class A2, 2.323% 10/25/18		13,651	13,618
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.4036% 2/25/20 (b)(g)		31,839	31,912
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,316)			404,547

Foreign Government and Government Agency Obligations - 12.4%
Angola Republic 9.375% 5/8/48 (c)		2,060	2,077
Arab Republic of Egypt:
5.577% 2/21/23 (c)		6,760	6,405
5.875% 6/11/25		3,230	3,004
5.875% 6/11/25 (c)		2,473	2,300
6.125% 1/31/22 (c)		22,520	22,138
7.5% 1/31/27 (c)		2,605	2,561
7.903% 2/21/48 (c)		4,220	3,840
8.5% 1/31/47 (c)		7,940	7,683
Argentine Republic:
5.625% 1/26/22		4,920	4,598
6.875% 4/22/21		65,665	64,680
7.125% 6/28/2117		3,105	2,385
7.5% 4/22/26		37,940	35,000
7.625% 4/22/46		7,665	6,186
21.2% 9/19/18	ARS	31,050	1,035
Australian Commonwealth:
2.25% 11/21/22	AUD	61,700	45,685
2.25% 5/21/28 (Reg. S)	AUD	23,500	16,805
2.75% 10/21/19	AUD	45,550	34,040
Bahamian Republic 6% 11/21/28 (c)		2,245	2,239
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(p)		1,000,000	0
value recovery B rights 1/2/21 (f)(p)		1,500,000	0
Barbados Government:
7% 8/4/22 (c)(e)		4,115	2,263
7.25% 12/15/21 (c)(e)		420	231
Belarus Republic:
6.875% 2/28/23 (c)		9,915	10,252
7.625% 6/29/27 (c)		4,090	4,270
Brazilian Federative Republic:
5.625% 1/7/41		12,945	11,243
5.625% 2/21/47		3,510	2,978
7.125% 1/20/37		2,480	2,610
8.25% 1/20/34		20,420	23,289
10% 1/1/21	BRL	13,025	3,413
Buenos Aires Province:
6.5% 2/15/23 (c)		1,285	1,173
9.95% 6/9/21 (c)		9,930	10,213
10.875% 1/26/21 (c)		8,715	8,955
10.875% 1/26/21 (Reg. S)		27,876	28,643
Buoni del Tesoro Poliennali:
2% 2/1/28	EUR	66,100	72,884
2.7% 3/1/47 (c)	EUR	12,150	12,673
Cameroon Republic 9.5% 11/19/25 (c)		5,100	5,365
Canadian Government:
Real Return Bond 1.25% 12/1/47	CAD	20,216	18,703
0.75% 5/1/19	CAD	104,250	78,679
1% 6/1/27	CAD	22,300	15,379
3.5% 12/1/45	CAD	6,900	6,629
City of Buenos Aires 8.95% 2/19/21 (c)		2,245	2,294
Colombian Republic:
7.375% 9/18/37		2,175	2,708
10.375% 1/28/33		7,100	10,810
Croatia Republic 5.5% 4/4/23 (c)		1,895	1,992
Danish Kingdom 1.75% 11/15/25	DKK	125,900	22,172
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		2,195	2,191
5.75% 4/18/23 (c)		3,310	3,169
6.2% 5/11/27 (c)		1,210	1,104
6.25% 10/4/20 (c)		1,160	1,175
6.25% 7/27/21 (c)		2,330	2,345
Dominican Republic:
5.95% 1/25/27 (c)		4,550	4,493
6.6% 1/28/24 (c)		2,165	2,270
6.85% 1/27/45 (c)		1,820	1,801
6.875% 1/29/26 (c)		4,560	4,831
7.45% 4/30/44 (c)		4,160	4,316
Ecuador Republic:
8.875% 10/23/27 (c)		6,005	5,307
9.65% 12/13/26 (c)		3,375	3,161
El Salvador Republic:
7.375% 12/1/19 (c)		10,740	10,968
7.75% 1/24/23 (c)		2,755	2,891
French Government 2% 5/25/48 (c)	EUR	25,200	32,645
Gabonese Republic 6.375% 12/12/24 (c)		2,625	2,345
Georgia Republic 6.875% 4/12/21 (c)		1,300	1,378
German Federal Republic 0% 3/13/20	EUR	9,200	10,868
Ghana Republic 8.627% 6/16/49 (c)		3,400	3,308
Hong Kong Government SAR 1.32% 12/23/19	HKD	39,400	4,987
Indonesian Republic:
7.75% 1/17/38 (c)		8,140	10,455
8.375% 3/15/24	IDR	47,652,000	3,397
8.5% 10/12/35 (Reg. S)		8,305	11,173
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		8,615	8,434
7.25% 4/15/19 (c)		24,050	23,739
8.25% 4/15/24 (c)		2,770	2,644
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	64,867
5.5% 12/4/23		19,811	22,386
Ivory Coast 5.75% 12/31/32		1,914	1,772
Japan Government:
0.4% 3/20/56	JPY	7,186,000	55,762
0.9% 6/20/22	JPY	35,342,600	332,064
Jordanian Kingdom:
3% 6/30/25		16,414	16,266
7.375% 10/10/47 (c)		2,380	2,179
Kingdom of Norway 3.75% 5/25/21	NOK	65,000	8,580
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		3,275	3,114
Lebanese Republic:
5.15% 11/12/18		29,097	28,998
5.45% 11/28/19		10,245	9,822
5.5% 4/23/19		4,310	4,219
5.8% 4/14/20		2,005	1,900
6% 5/20/19		14,455	14,171
Ministry of Finance Russian Federation 4.75% 5/27/26		4,600	4,605
Mongolian People's Republic 8.75% 3/9/24 (c)		8,205	8,793
New Zealand Government 6% 5/15/21	NZD	12,000	9,044
Panamanian Republic 9.375% 4/1/29		800	1,120
Peruvian Republic:
4% 3/7/27 (f)(i)		10,576	10,387
8.2% 8/12/26 (Reg. S)	PEN	8,330	3,021
Plurinational State of Bolivia 5.95% 8/22/23 (c)		1,175	1,184
Portuguese Republic 2.25% 4/18/34 (c)	EUR	16,000	18,525
Province of Santa Fe 7% 3/23/23 (c)		12,680	11,723
Provincia de Cordoba:
7.125% 6/10/21 (c)		18,235	17,232
7.45% 9/1/24 (c)		8,260	7,417
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,423	2,431
Republic of Armenia:
6% 9/30/20 (c)		7,682	7,845
7.15% 3/26/25 (c)		2,270	2,373
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		23,745	21,266
6.752% 3/9/23 (c)		4,710	4,518
Republic of Kenya:
5.875% 6/24/19 (c)		1,730	1,735
6.875% 6/24/24 (c)		1,275	1,258
7.25% 2/28/28 (c)		2,495	2,395
Republic of Nigeria:
6.75% 1/28/21 (c)		1,125	1,143
7.625% 11/28/47 (c)		2,540	2,314
Republic of Portugal 4.95% 10/25/23	EUR	40,400	57,764
Republic of Senegal 6.75% 3/13/48 (c)		1,210	1,033
Republic of Serbia 7.25% 9/28/21 (c)		1,180	1,288
Republic of Singapore 3.25% 9/1/20	SGD	52,850	39,817
Russian Federation:
4.25% 6/23/27 (c)		3,400	3,276
5.25% 6/23/47 (c)		17,800	17,141
5.625% 4/4/42 (c)		3,625	3,786
5.875% 9/16/43 (c)		2,785	2,992
12.75% 6/24/28 (Reg. S)		15,545	25,348
Rwanda Republic 6.625% 5/2/23 (c)		4,665	4,628
South African Republic:
5.875% 9/16/25		2,350	2,412
5.875% 6/22/30		1,630	1,616
10.5% 12/21/26	ZAR	111,715	8,920
Spanish Kingdom:
1.4% 4/30/28 (Reg. S) (c)	EUR	7,000	8,227
2.9% 10/31/46(Reg. S) (c)	EUR	12,500	15,918
State of Qatar:
3.875% 4/23/23 (c)		4,905	4,901
9.75% 6/15/30 (c)		2,275	3,321
Sultanate of Oman 6.75% 1/17/48 (c)		5,700	5,159
Sweden Kingdom 4.25% 3/12/19	SEK	251,000	29,007
Switzerland Confederation 3% 5/12/19	CHF	37,950	39,575
Turkish Republic:
4.875% 10/9/26		2,525	2,221
5.125% 3/25/22		3,050	2,953
5.625% 3/30/21		6,380	6,342
5.75% 5/11/47		1,650	1,331
6% 3/25/27		4,100	3,853
6.25% 9/26/22		29,495	29,579
6.75% 5/30/40		2,940	2,687
6.875% 3/17/36		6,115	5,751
7% 6/5/20		2,495	2,554
7.25% 3/5/38		4,725	4,612
7.375% 2/5/25		4,790	4,953
8% 2/14/34		2,385	2,498
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		4,090	3,979
Ukraine Government:
1.471% 9/29/21		6,500	6,240
7.75% 9/1/20 (c)		16,005	15,910
7.75% 9/1/21 (c)		57,046	56,190
7.75% 9/1/22 (c)		48,206	47,062
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	109,300	145,864
4.25% 12/7/27	GBP	25,000	41,665
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	21,425	36,933
United Mexican States:
6.05% 1/11/40		2,325	2,563
6.5% 6/9/22	MXN	34,500	1,666
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,395	1,822
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(p)		2,504	4
9.25% 9/15/27 (e)		30,220	8,513
11.95% 8/5/31 (Reg. S) (e)		9,145	2,594
12.75% 8/23/22 (e)		2,375	662
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (b)(f)(g)		995	854
5.5% 3/12/28		24,814	24,158
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,255,522)			2,236,448

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $5,768)	INR	370,900	5,271
		Shares	Value (000s)

Common Stocks - 5.5%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (f)(q)		30,337	326
Exide Technologies (f)(q)		7,093	0
Exide Technologies (f)(q)		23,645	17
Lear Corp.		83,200	15,459
UC Holdings, Inc. (f)		560,355	14,278
			30,080
Automobiles - 0.0%
Fiat Chrysler Automobiles NV		400,000	7,556
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (q)(r)		59,137	1
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.		319,800	11,084
Melco Crown Entertainment Ltd. sponsored ADR		519,000	14,532
MGM Mirage, Inc.		223,500	6,488
Penn National Gaming, Inc. (q)		322,900	10,846
Red Rock Resorts, Inc.		640,522	21,457
Royal Caribbean Cruises Ltd.		70,200	7,273
Scientific Games Corp. Class A (q)		188,300	9,255
The Stars Group, Inc. (q)		216,100	7,844
Wyndham Destinations, Inc.		73,600	3,258
Wyndham Hotels & Resorts, Inc.		73,600	4,330
Wynn Resorts Ltd.		45,822	7,668
			104,035
Household Durables - 0.1%
Lennar Corp.:
Class A		263,853	13,852
Class B		5,276	225
Toll Brothers, Inc.		184,300	6,817
			20,894
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. (q)		46,700	18,280
The Booking Holdings, Inc. (q)		4,300	8,716
			26,996
Media - 0.2%
Naspers Ltd. Class N		139,100	35,339
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		59,621	13,016

TOTAL CONSUMER DISCRETIONARY			237,917

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (f)(q)		236,315	7,196
Food Products - 0.1%
Darling International, Inc. (q)		790,500	15,715
JBS SA		2,736,800	6,567
Reddy Ice Holdings, Inc. (q)		331,236	66
			22,348

TOTAL CONSUMER STAPLES			29,544

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd. (q)		135,187	1,217
Weatherford International PLC (q)(s)		2,150,000	7,074
			8,291
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (q)		88,216	1,667
Class B (q)		20,111	354
Crestwood Equity Partners LP		115,500	3,667
Frontera Energy Corp. (q)(t)		271,028	3,944
Goodrich Petroleum Corp. (q)		90,737	1,122
Harvest Oil & Gas Corp. (f)(q)		193,888	4,266
Parsley Energy, Inc. Class A (q)		268,700	8,136
VNR Finance Corp.		83,865	430
VNR Finance Corp. (c)		403,886	2,072
			25,658

TOTAL ENERGY			33,949

FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.		419,000	11,812
JPMorgan Chase & Co.		115,500	12,035
			23,847
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (f)(q)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (q)		389,100	12,953
Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR (q)		351,400	14,088

TOTAL FINANCIALS			50,888

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.		89,400	9,172
Humana, Inc.		37,600	11,191
Rotech Healthcare, Inc. (f)(q)		129,242	207
UnitedHealth Group, Inc.		36,200	8,881
			29,451
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals PLC (q)		55,600	9,580

TOTAL HEALTH CARE			39,031

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (q)		1,531,900	24,762
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	12
Machinery - 0.0%
Allison Transmission Holdings, Inc.		151,000	6,114
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(q)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(q)		214,176	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (q)		531,900	22,813
Penhall Acquisition Co.:
Class A (f)(q)		11,553	904
Class B (f)(q)		3,850	301
United Rentals, Inc. (q)		188,670	27,851
			51,869
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (f)		403,760	262
Class A2 (f)		403,760	262
Class A3 (f)		403,760	262
Class A4 (f)		403,760	262
Class A5 (f)		403,760	262
Class A6 (f)		403,760	262
Class A7 (f)		403,760	262
Class A8 (f)		403,760	262
Class A9 (f)		403,760	262
			2,358

TOTAL INDUSTRIALS			85,115

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.0%
CDW Corp.		96,400	7,788
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (q)		268,900	49,889
Alphabet, Inc. Class A (q)		36,200	40,877
Facebook, Inc. Class A (q)		90,600	17,605
			108,371
IT Services - 0.5%
EPAM Systems, Inc. (q)		101,000	12,557
Global Payments, Inc.		180,300	20,102
MasterCard, Inc. Class A		122,100	23,995
PayPal Holdings, Inc. (q)		263,700	21,958
Visa, Inc. Class A		143,500	19,007
			97,619
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.		86,200	20,916
Cypress Semiconductor Corp.		9,485	148
MagnaChip Semiconductor Corp. (q)(s)		93,725	961
Marvell Technology Group Ltd.		329,700	7,069
Microchip Technology, Inc.		139,600	12,697
Micron Technology, Inc. (q)		293,900	15,412
NVIDIA Corp.		87,600	20,752
ON Semiconductor Corp. (q)		792,500	17,621
Qorvo, Inc. (q)		40,473	3,245
			98,821
Software - 0.4%
Adobe Systems, Inc. (q)		93,600	22,821
Electronic Arts, Inc. (q)		81,900	11,550
Microsoft Corp.		113,800	11,222
Salesforce.com, Inc. (q)		72,200	9,848
SS&C Technologies Holdings, Inc.		213,600	11,086
Take-Two Interactive Software, Inc. (q)		76,800	9,090
			75,617
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		50,700	9,385

TOTAL INFORMATION TECHNOLOGY			397,601

MATERIALS - 0.5%
Chemicals - 0.3%
DowDuPont, Inc.		129,500	8,537
Ingevity Corp. (q)		217	18
LyondellBasell Industries NV Class A		205,393	22,562
The Chemours Co. LLC		351,600	15,597
Westlake Chemical Corp.		2,200	237
			46,951
Containers & Packaging - 0.1%
Crown Holdings, Inc. (q)		165,700	7,417
WestRock Co.		143,806	8,200
			15,617
Metals & Mining - 0.1%
Aleris Corp. (f)(q)		72,811	273
First Quantum Minerals Ltd.		754,100	11,111
Freeport-McMoRan, Inc.		653,300	11,276
			22,660

TOTAL MATERIALS			85,228

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (q)		523,000	31,249
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		13,962	597
Vistra Energy Corp. (q)		405,600	9,596
			10,193
TOTAL COMMON STOCKS
(Cost $795,043)			1,000,715

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (f)(q)		133,255	971
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)(r)		193,792,711	1,938
TOTAL PREFERRED STOCKS
(Cost $7,859)			2,909
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.9%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (b)(g)		3,640	3,676
Hotels, Restaurants & Leisure - 0.2%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7/29/25 (b)(g)(u)		34,135	34,157

TOTAL CONSUMER DISCRETIONARY			37,833

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 9/7/23 (b)(g)		10,719	8,253
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0879% 5/21/25 (b)(g)		2,875	2,875
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(f)		1,378	1,389
			4,264
Oil, Gas & Consumable Fuels - 0.7%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (b)(g)		5,381	5,253
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (b)(g)		59,735	66,007
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (b)(g)		24,270	24,680
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5935% 8/23/21 (b)(g)		24,365	25,467
			121,407

TOTAL ENERGY			125,671

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (b)(g)		1,745	1,740
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (b)(g)		3,220	3,199

TOTAL FINANCIALS			4,939

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9825% 6/1/25 (b)(g)		1,365	1,359
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (b)(g)		2,152	2,091
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (b)(g)		1,795	1,793

TOTAL INDUSTRIALS			3,884

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.2%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 9/29/24 (b)(g)		2,839	2,850
3 month U.S. LIBOR + 8.500% 10.5935% 9/29/25 (b)(g)		16,915	17,152
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 4/4/25 (b)(g)		7,870	7,886
			27,888
IT Services - 0.1%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (g)(u)		21,610	21,475
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/29/25 (b)(g)		17,195	17,159
Software - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(g)		14,661	14,097
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(g)		3,429	3,365
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.8435% 10/31/24 (b)(g)		2,334	2,331
3 month U.S. LIBOR + 8.000% 10.0935% 10/31/25 (b)(g)		2,910	2,837
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (b)(g)		13,470	13,840
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.35% 1/20/24 (b)(g)		2,021	1,999
3 month U.S. LIBOR + 9.000% 11.1% 1/20/25 (b)(g)		6,500	6,137
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/2/25 (g)(u)		13,270	13,179
			57,785

TOTAL INFORMATION TECHNOLOGY			124,307

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (b)(g)		1,027	1,031
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/22/25 (b)(g)		10,295	10,265
			11,296
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(g)		3,970	5,320
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3435% 10/17/22(b)(g)		15,131	14,186
			19,506

TOTAL MATERIALS			30,802

TOTAL BANK LOAN OBLIGATIONS
(Cost $331,863)			337,048
		Shares	Value (000s)

Fixed-Income Funds - 10.4%
Fidelity Floating Rate Central Fund (v)		16,380,652	1,683,440
iShares JPMorgan USD Emerging Markets Bond ETF		1,865,637	199,194
TOTAL FIXED-INCOME FUNDS
(Cost $1,911,107)			1,882,634
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.625% (Reg. S) (b)(h)	EUR	20,800	24,134
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		18,030	18,215
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(h)		18,000	18,270
DCP Midstream Partners LP 7.375% (b)(h)		8,965	8,613
Energy Transfer Partners LP:
6.25% (b)(h)		38,242	36,315
6.625% (b)(h)		15,640	14,661
Summit Midstream Partners LP 9.5% (b)(h)		8,965	8,823
			86,682
FINANCIALS - 3.4%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		8,090	8,042
Banco Do Brasil SA 9% (b)(c)(h)		18,370	17,734
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		7,800	7,843
Bank of America Corp.:
5.125% (b)(h)		20,515	20,709
5.2% (b)(h)		48,090	47,634
5.875% (b)(h)		46,100	45,858
6.25% (b)(h)		18,480	19,682
Barclays Bank PLC 7.625% 11/21/22		16,750	18,174
Citigroup, Inc.:
5.8% (b)(h)		16,945	17,441
5.9% (b)(h)		25,875	26,901
5.95% (b)(h)		46,925	48,919
6.25% (b)(h)		12,015	12,748
6.3% (b)(h)		4,120	4,215
Huntington Bancshares, Inc. 5.7% (b)(g)(h)		7,195	7,236
Itau Unibanco Holding SA 6.125% (b)(c)(h)		10,100	9,473
JPMorgan Chase & Co.:
5% (b)(h)		24,745	25,487
5.3% (b)(h)		12,280	12,615
6% (b)(h)		54,840	57,369
6.125% (b)(h)		12,865	13,352
6.75% (b)(h)		6,270	6,994
Royal Bank of Scotland Group PLC 8.625% (b)(h)		26,526	28,197
Tinkoff Credit Systems 9.25% (Reg. S) (b)(h)		4,365	4,487
Wells Fargo & Co.:
5.875% (b)(h)		36,775	38,019
5.9% (b)(h)		46,445	46,718
			545,847
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5% (b)(h)		18,000	17,013
5.375% (b)(h)		22,175	22,676
5.7% (b)(h)		26,133	26,709
			66,398
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(h)		4,362	4,430
8.625% (Reg. S) (h)		420	427
			4,857

TOTAL FINANCIALS			617,102

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		22,915	8,581
7.5% (Reg. S) (h)		500	187
			8,768
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Unibail-Rodamco 2.125% (Reg. S) (b)(h)	EUR	36,000	41,258
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(h)		5,105	5,432
TOTAL PREFERRED SECURITIES
(Cost $813,835)			801,591
		Shares	Value (000s)

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 1.93% (w)		1,298,929,548	1,299,189
Fidelity Securities Lending Cash Central Fund 1.92% (w)(x)		1,809,965	1,810
TOTAL MONEY MARKET FUNDS
(Cost $1,300,976)			1,300,999

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	$1,666
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	63,400	2,191
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	134,800	5,790
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	798
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	33,900	954

TOTAL PUT OPTIONS			11,399

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	607
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	63,400	1,541
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	134,800	2,368
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	333
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	33,900	1,143

TOTAL CALL OPTIONS			5,992

TOTAL PURCHASED SWAPTIONS
(Cost $17,932)			17,391
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $18,506,085)			18,592,267
NET OTHER ASSETS (LIABILITIES) - (2.7)%			(485,566)
NET ASSETS - 100%			$18,106,701

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 7/1/48	$(80,850)	$(84,181)
Ginnie Mae
3% 7/1/48	(23,500)	(22,982)
3.5% 7/1/48	(25,000)	(25,083)
4.5% 7/1/48	(80,850)	(84,024)
4.5% 7/1/48	(56,150)	(58,355)
4.5% 7/1/48	(30,700)	(31,905)
4.5% 7/1/48	(1,150)	(1,195)
4.5% 7/1/48	(22,650)	(23,539)
4.5% 7/1/48	(2,800)	(2,910)

TOTAL GINNIE MAE		(249,993)

TOTAL TBA SALE COMMITMENTS
(Proceeds $333,871)		$(334,174)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	334	Sept. 2018	$40,143	$339	$339
CBOT 2-Year U.S. Treasury Note Contracts (United States)	387	Sept. 2018	81,977	(303)	(303)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,412	Sept. 2018	160,427	656	656
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	380	Sept. 2018	60,634	2,326	2,326
TOTAL PURCHASED					$3,018
Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	24	Sept. 2018	3,078	3	3
TOTAL FUTURES CONTRACTS					$3,021

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	$35,355	$203	$0	$203

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,774,247,000 or 20.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Security or a portion of the security has been segregated as collateral for mortgage backed or asset backed securities purchased on a delayed delivery or when issued basis. At period end, the value of securities pledged amounted to $179,000.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,894,000.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,194,000.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Quantity represents share amount.

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,939,000 or 0.0% of net assets.

 (s) Security or a portion of the security is on loan at period end.

 (t) A portion of the security sold on a delayed delivery basis.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	12/19/16 - 1/29/18	$3,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,604
Fidelity Floating Rate Central Fund	27,412
Fidelity Securities Lending Cash Central Fund	4
Total	$34,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$641,135	$1,055,950	$--	$--	$(7,264)	$1,683,440	73.6%
Total	$641,135	$1,055,950	$--	$--	$(7,264)	$1,683,440

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$237,917	$223,295	$1	$14,621
Consumer Staples	30,515	22,348	--	8,167
Energy	33,949	29,683	--	4,266
Financials	50,888	50,888	--	--
Health Care	39,031	38,824	--	207
Industrials	87,053	81,552	--	5,501
Information Technology	397,601	397,601	--	--
Materials	85,228	84,955	--	273
Telecommunication Services	31,249	31,249	--	--
Utilities	10,193	10,193	--	--
Corporate Bonds	6,394,637	--	6,394,574	63
U.S. Government and Government Agency Obligations	2,929,777	--	2,929,777	--
U.S. Government Agency - Mortgage Securities	620,586	--	620,586	--
Asset-Backed Securities	158,812	--	158,812	--
Collateralized Mortgage Obligations	498,902	--	498,902	--
Commercial Mortgage Securities	404,547	--	404,547	--
Foreign Government and Government Agency Obligations	2,236,448	--	2,225,203	11,245
Supranational Obligations	5,271	--	5,271	--
Bank Loan Obligations	337,048	--	335,659	1,389
Fixed-Income Funds	1,882,634	1,882,634	--	--
Preferred Securities	801,591	--	801,591	--
Money Market Funds	1,300,999	1,300,999	--	--
Purchased Swaptions	17,391	--	17,391	--
Total Investments in Securities:	$18,592,267	$4,154,221	$14,392,314	$45,732
Derivative Instruments:
Assets
Futures Contracts	$3,324	$3,324	$--	$--
Swaps	203	--	203	--
Total Assets	$3,527	$3,324	$203	$--
Liabilities
Futures Contracts	$(303)	$(303)	$--	$--
Total Liabilities	$(303)	$(303)	$--	$--
Total Derivative Instruments:	$3,224	$3,021	$203	$--
Other Financial Instruments:
TBA Sale Commitments	$(334,174)	$--	$(334,174)	$--
Total Other Financial Instruments:	$(334,174)	$--	$(334,174)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$3,325	$(303)
Purchased Swaptions(b)	17,391	0
Swaps(c)	203	0
Total Value of Derivatives	$20,919	$(303)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.4%
United Kingdom	3.5%
Canada	2.6%
Netherlands	2.1%
Japan	2.1%
Cayman Islands	2.0%
Luxembourg	2.0%
Argentina	1.9%
France	1.4%
Italy	1.3%
Others (Individually Less Than 1%)	11.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,715) — See accompanying schedule: Unaffiliated issuers (cost $15,494,431)	$15,607,828
Fidelity Central Funds (cost $3,011,654)	2,984,439
Total Investment in Securities (cost $18,506,085)		$18,592,267
Cash		6,139
Foreign currency held at value (cost $13)		13
Receivable for investments sold
Regular delivery		21,503
Delayed delivery		448
Receivable for TBA sale commitments		333,871
Receivable for fund shares sold		13,390
Dividends receivable		1,456
Interest receivable		157,200
Distributions receivable from Fidelity Central Funds		9,371
Other receivables		1,205
Total assets		19,136,863
Liabilities
Payable for investments purchased
Regular delivery	$202,033
Delayed delivery	453,150
TBA sale commitments, at value	334,174
Payable for fund shares redeemed	20,728
Distributions payable	5,180
Accrued management fee	8,303
Distribution and service plan fees payable	1,560
Payable for daily variation margin on futures contracts	69
Payable for daily variation margin on centrally cleared OTC swaps	31
Other affiliated payables	2,135
Other payables and accrued expenses	989
Collateral on securities loaned	1,810
Total liabilities		1,030,162
Net Assets		$18,106,701
Net Assets consist of:
Paid in capital		$17,957,415
Undistributed net investment income		66,217
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,539)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,608
Net Assets		$18,106,701
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,806,691 ÷ 150,512 shares)		$12.00
Maximum offering price per share (100/96.00 of $12.00)		$12.50
Class M:
Net Asset Value and redemption price per share ($822,461 ÷ 68,552 shares)		$12.00
Maximum offering price per share (100/96.00 of $12.00)		$12.50
Class C:
Net Asset Value and offering price per share ($1,192,241 ÷ 99,583 shares)(a)		$11.97
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($9,020,363 ÷ 741,303 shares)		$12.17
Class I:
Net Asset Value, offering price and redemption price per share ($5,264,945 ÷ 432,664 shares)		$12.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$20,815
Interest		218,567
Income from Fidelity Central Funds		32,011
Total income		271,393
Expenses
Management fee	$33,647
Transfer agent fees	8,815
Distribution and service plan fees	9,680
Accounting and security lending fees	828
Custodian fees and expenses	147
Independent trustees' fees and expenses	24
Registration fees	988
Audit	69
Legal	(836)
Miscellaneous	45
Total expenses before reductions	53,407
Expense reductions	(87)
Total expenses after reductions		53,320
Net investment income (loss)		218,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,359)
Foreign currency transactions	(740)
Futures contracts	(4,962)
Swaps	(753)
Written options	273
Capital gain distributions from Fidelity Central Funds	2,009
Total net realized gain (loss)		(9,532)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(325,263)
Fidelity Central Funds	(7,264)
Assets and liabilities in foreign currencies	(563)
Futures contracts	2,987
Swaps	215
Delayed delivery commitments	(303)
Total change in net unrealized appreciation (depreciation)		(330,191)
Net gain (loss)		(339,723)
Net increase (decrease) in net assets resulting from operations		$(121,650)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$218,073	$282,285
Net realized gain (loss)	(9,532)	109,894
Change in net unrealized appreciation (depreciation)	(330,191)	254,319
Net increase (decrease) in net assets resulting from operations	(121,650)	646,498
Distributions to shareholders from net investment income	(181,287)	(271,567)
Distributions to shareholders from net realized gain	(8,940)	(74,918)
Total distributions	(190,227)	(346,485)
Share transactions - net increase (decrease)	9,292,465	558,230
Total increase (decrease) in net assets	8,980,588	858,243
Net Assets
Beginning of period	9,126,113	8,267,870
End of period	$18,106,701	$9,126,113
Other Information
Undistributed net investment income end of period	$66,217	$29,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.88	$11.32	$11.92	$12.10	$12.69
Income from Investment Operations
Net investment income (loss)A	.220	.399	.428	.420	.422	.449
Net realized and unrealized gain (loss)	(.354)	.526	.516	(.629)	.005	(.441)
Total from investment operations	(.134)	.925	.944	(.209)	.427	.008
Distributions from net investment income	(.174)	(.382)	(.384)	(.307)	(.419)	(.431)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.077)	–	–
Total distributions	(.186)	(.485)	(.384)	(.391)	(.607)	(.598)
Net asset value, end of period	$12.00	$12.32	$11.88	$11.32	$11.92	$12.10
Total ReturnB,C,D	(1.10)%	7.87%	8.42%	(1.84)%	3.52%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	1.00%	1.01%	1.00%	.99%	.98%
Expenses net of fee waivers, if any	.98%G	.99%	1.01%	1.00%	.99%	.98%
Expenses net of all reductions	.98%G	.99%	1.01%	1.00%	.99%	.98%
Net investment income (loss)	3.64%G	3.24%	3.64%	3.55%	3.42%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$1,807	$1,921	$3,098	$3,274	$3,794	$4,205
Portfolio turnover rateH	121%G,I	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.88	$11.31	$11.92	$12.10	$12.68
Income from Investment Operations
Net investment income (loss)A	.220	.398	.428	.420	.422	.449
Net realized and unrealized gain (loss)	(.344)	.517	.526	(.639)	.006	(.431)
Total from investment operations	(.124)	.915	.954	(.219)	.428	.018
Distributions from net investment income	(.174)	(.382)	(.384)	(.307)	(.420)	(.431)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.077)	–	–
Total distributions	(.186)	(.485)	(.384)	(.391)	(.608)	(.598)
Net asset value, end of period	$12.00	$12.31	$11.88	$11.31	$11.92	$12.10
Total ReturnB,C,D	(1.02)%	7.78%	8.52%	(1.93)%	3.52%	.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	.99%	1.01%	1.00%	.99%	.98%
Expenses net of fee waivers, if any	.98%G	.99%	1.00%	1.00%	.99%	.98%
Expenses net of all reductions	.98%G	.99%	1.00%	1.00%	.99%	.98%
Net investment income (loss)	3.64%G	3.24%	3.64%	3.55%	3.42%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$822	$864	$967	$1,008	$1,179	$1,265
Portfolio turnover rateH	121%G,I	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.85	$11.29	$11.89	$12.07	$12.66
Income from Investment Operations
Net investment income (loss)A	.174	.305	.339	.331	.329	.355
Net realized and unrealized gain (loss)	(.344)	.518	.516	(.629)	.007	(.440)
Total from investment operations	(.170)	.823	.855	(.298)	.336	(.085)
Distributions from net investment income	(.128)	(.290)	(.295)	(.240)	(.328)	(.338)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.059)	–	–
Total distributions	(.140)	(.393)	(.295)	(.302)	(.516)	(.505)
Net asset value, end of period	$11.97	$12.28	$11.85	$11.29	$11.89	$12.07
Total ReturnB,C,D	(1.39)%	7.00%	7.63%	(2.59)%	2.76%	(.66)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%G	1.74%	1.75%	1.75%	1.73%	1.73%
Expenses net of fee waivers, if any	1.73%G	1.74%	1.75%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.73%G	1.74%	1.75%	1.75%	1.73%	1.73%
Net investment income (loss)	2.89%G	2.50%	2.90%	2.80%	2.67%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$1,192	$1,302	$1,376	$1,429	$1,664	$1,767
Portfolio turnover rateH	121%G,I	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Income Fund

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38
Income from Investment Operations
Net investment income (loss)B	.088
Net realized and unrealized gain (loss)	(.219)
Total from investment operations	(.131)
Distributions from net investment income	(.079)
Distributions from net realized gain	–
Total distributions	(.079)
Net asset value, end of period	$12.17
Total ReturnC,D	(1.03)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G
Expenses net of fee waivers, if any	.70%G
Expenses net of all reductions	.70%G
Net investment income (loss)	3.46%G
Supplemental Data
Net assets, end of period (in millions)	$9,020
Portfolio turnover rateH	121%G,I

 A For the period April 13, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.05	$11.47	$12.09	$12.26	$12.84
Income from Investment Operations
Net investment income (loss)A	.238	.432	.463	.452	.455	.484
Net realized and unrealized gain (loss)	(.355)	.528	.535	(.650)	.012	(.437)
Total from investment operations	(.117)	.960	.998	(.198)	.467	.047
Distributions from net investment income	(.191)	(.417)	(.418)	(.332)	(.449)	(.460)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	–	(.083)	–	–
Total distributions	(.203)	(.520)	(.418)	(.422)	(.637)	(.627)
Net asset value, end of period	$12.17	$12.49	$12.05	$11.47	$12.09	$12.26
Total ReturnB,C	(.94)%	8.06%	8.80%	(1.73)%	3.80%	.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.75%	.76%	.78%	.76%	.75%
Expenses net of fee waivers, if any	.74%F	.74%	.76%	.78%	.76%	.75%
Expenses net of all reductions	.74%F	.74%	.76%	.78%	.76%	.75%
Net investment income (loss)	3.88%F	3.49%	3.89%	3.77%	3.65%	3.84%
Supplemental Data
Net assets, end of period (in millions)	$5,265	$5,039	$2,827	$2,640	$2,682	$2,179
Portfolio turnover rateG	121%F,H	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Fidelity Strategic Income Fund shares on April 13, 2018. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$612,361
Gross unrealized depreciation	(554,029)
Net unrealized appreciation (depreciation)	$58,332
Tax cost	$18,536,856

The Fund elected to defer to its next fiscal year approximately $615 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(4,962)	$2,987
Written Options	273	–
Purchased Swaptions	61	(32)
Swaps	(753)	215
Totals	$(5,381)	$3,170

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $5,613,503 and $4,963,105, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,336	$62
Class M	-%	.25%	1,053	18
Class C	.75%	.25%	6,291	471
			$9,680	$551

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$87
Class M	15
Class C(a)	43
$145

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,484.16
Class M	643.15
Class C	946.15
Fidelity Strategic Income Fund	1,532.10
Class I	4,210.16
	$8,815

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $127.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $6. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $4 (including an amount less than five hundred dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018(a)	Year ended December 31, 2017
From net investment income
Class A	$26,617	$67,327
Class M	12,025	27,804
Class C	13,248	31,773
Fidelity Strategic Income Fund	48,706	–
Class I	80,691	144,663
Total	$181,287	$271,567
From net realized gain
Class A	$1,851	$15,922
Class M	832	7,151
Class C	1,274	10,814
Class I	4,983	41,031
Total	$8,940	$74,918

 (a) Distributions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to June 30, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018 (a)	Year ended December 31, 2017	Six months ended June 30, 2018 (a)	Year ended December 31, 2017
Class A
Shares sold	11,700	27,580	$142,754	$336,996
Reinvestment of distributions	2,250	6,569	27,363	80,569
Shares redeemed	(19,367)	(138,920)	(236,084)	(1,686,483)
Net increase (decrease)	(5,417)	(104,771)	$(65,967)	$(1,268,918)
Class M
Shares sold	4,616	9,613	$56,333	$117,776
Reinvestment of distributions	1,031	2,773	12,530	34,035
Shares redeemed	(7,287)	(23,608)	(88,913)	(287,908)
Net increase (decrease)	(1,640)	(11,222)	$(20,050)	$(136,097)
Class C
Shares sold	6,511	11,502	$79,490	$140,589
Reinvestment of distributions	1,129	3,205	13,697	39,257
Shares redeemed	(14,051)	(24,793)	(170,807)	(302,783)
Net increase (decrease)	(6,411)	(10,086)	$(77,620)	$(122,937)
Fidelity Strategic Income Fund
Shares sold	78,299	–	$951,959	$–
Issued in exchange for the shares of Fidelity Strategic Income Fund	699,236	–	8,586,618	–
Reinvestment of distributions	3,455	–	42,033	–
Shares redeemed	(39,677)	–	(484,695)	–
Net increase (decrease)	741,303	–	$9,095,915	$–
Class I
Shares sold	74,904	236,266	$926,449	$2,921,087
Reinvestment of distributions	6,399	13,807	78,870	172,124
Shares redeemed	(52,254)	(81,126)	(645,132)	(1,007,029)
Net increase (decrease)	29,049	168,947	$360,187	$2,086,182

 (a) Share transactions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to June 30, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Merger Information.

On April 27, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Strategic Income Fund ("Target Fund") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of an additional class of shares that commenced sale of shares on April 13, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $8,586,618 including securities of $8,042,146 and unrealized appreciation of $83,150 were combined with the Fund's net assets of $9,167,312 for total net assets after the acquisition of $17,753,930.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 323,265
Total net realized gain (loss)	41,011
Total change in net unrealized appreciation (depreciation)	(548,149)
Net increase (decrease) in net assets resulting from operations	$(183,873)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

15. Litigation.

The Fund, the Target Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $44,580 received by the Fund and the Target Fund in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I, and for the period (April 13, 2018 to June 30, 2018) for Fidelity Strategic Income Fund.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period
Class A	.98%
Actual		$1,000.00	$989.00	4.83B
Hypothetical-C		$1,000.00	1,019.93	4.91D
Class M	.98%
Actual		$1,000.00	$989.80	4.83B
Hypothetical-C		$1,000.00	1,019.93	4.91D
Class C	1.73%
Actual		$1,000.00	$986.10	8.52B
Hypothetical-C		$1,000.00	1,016.22	8.65D
Fidelity Strategic Income Fund	.70%
Actual		$1,000.00	$989.70	1.51B
Hypothetical-C		$1,000.00	1,021.32	3.51D
Class I	.74%
Actual		$1,000.00	$990.60	3.65B
Hypothetical-C		$1,000.00	$1,021.12	3.71D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I, and multiplied by 79/365 (to reflect the period April 13, 2018 to June 30, 2018) for Fidelity Strategic Income Fund. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Income Fund (Target Fund) voted to pay on April 27th, 2018, to shareholders of record at the opening of business on April 26th, 2018, a distribution of $.067 per share derived from capital gains realized from sales of portfolio securities.

The Target Fund hereby designates as a capital gain dividend with respect to the taxable year ended April 27th, 2018 $21,330,114, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The Target Fund designates $80,209,514 of distributions paid during the period January 1st, 2018 to April 27th, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The Target Fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RSI-SANN-0818
1.9887399.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018